UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue,

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 – June 30, 2006

Item 1. Reports to Stockholders.

2006 SEMIANNUAL REPORT

TIAA SEPARATE ACCOUNT VA-1

JUNE 30, 2006

Financial statements (unaudited) including summary portfolio of investments

Stock Index Account

SIGN UP FOR ELECTRONIC DELIVERY AT www.tiaa-cref.org/howto/edelivery.html

PERFORMANCE OVERVIEW AS OF JUNE 30, 2006

		Average annual compound rates
		of total return
	Inception date	1 year	5 years	10 years	Since inception
EQUITIES
Stock Index Account	11/1/1994	8.87%	3.00%	8.07%	10.39%

The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. Please visit our website at www.tiaa-cref.org, or call 800 223-1200, for a prospectus that contains this and other important information. We urge you to read it carefully before investing.

Keeping pace with your evolving needs

I am pleased to provide you with the 2006 TIAA Separate Account VA-1 Semiannual Report, which will tell you how the Stock Index Account, the underlying investment of the TIAA Separate Account VA-1, performed during the first six months of 2006.

Finding value in the global marketplace is a more demanding task than ever before. To meet that challenge, we are increasing the size of our analyst team by nearly 50% in order to give our research capacity a more global reach. We will continue to deploy all of our resources in a diligent, efficient and risk-controlled manner. Because we are committed to providing expert investment management while restraining expenses, we are obsessive about spending each dollar wisely.

As I focus my attention on leading Asset Management at TIAA-CREF, I am pleased to turn over investment policy responsibilities to Edward Grzybowski, who brings to his new position nearly two decades of experience at the company.

As the chief investment officer of Teachers Advisors, Inc., the account’s investment adviser, Ed is charged with building on our heritage of helping to provide financial security through disciplined, low-priced investment management.

Scott C. Evans

Executive Vice President

Ed and I will work with the Asset Management staff with one clear objective: to help maximize the ending balance in your account, while remaining conscious of risk. That’s what it means to provide financial services for the greater good, and we believe that’s one of the reasons why you choose to invest with us.

/S/    SCOTT C. EVANS

Scott C. Evans

Executive Vice President

TIAA Separate Account VA-1    2006 Semiannual Report  |    1

Report to policyholders

During the first half of 2006, investors drove stock prices higher and then engaged in a sell-off that erased a sizable portion of the year’s gains. The Russell 3000® Index, which measures the broad U.S. market, was up 5.3% in the first quarter but dropped 2% in the second, ending the six-month period with a return of 3.2%.

Investors changed course largely out of fear that higher interest rates and increased energy prices would derail economic growth and reduce corporate profits.

The Federal Reserve reacts to rising prices

The year began with the U.S. economy in high gear. The nation’s Gross Domestic Product jumped by 5.6% in the first quarter of 2006, but this surging growth—along with the rising cost of energy—raised the threat of higher inflation. The Consumer Price Index was up 3.5% at the end of March from its level of a year earlier.

In response to robust growth and rising inflation, the Federal Reserve continued the credit-tightening policy it began in June 2004. It raised short-term interest rates four times during the first half of 2006, and that helped push longer-term rates higher, too.

The yield on 10-year Treasury notes, which serves as the benchmark for the bond market, went from 4.39% at the end of December 2005 to 5.14% at the end of June.

The Lehman Brothers U.S. Aggregate Index, which measures the investment-grade bond market, returned –0.7% for the first six months of the year.

Higher costs squeeze the economy

During the first half of 2006, corporate earnings continued to grow, but profit margins were threatened by higher prices for many commodities. While oil and natural gas prices made headlines, the cost of many other commodities, ranging from aluminum to zinc, also rose during the six-month period.

The average pretax return on assets for the companies of the Russell 3000 remained nearly constant. At the end of June it stood at 9.6%; at the end of 2005 the figure had stood at 9.5%.

In addition, strong stock returns overseas continued to attract investment dollars to foreign markets. This helped to depress returns for U.S. stocks to a level that was below historical norms.

Returns for U.S. stocks differed widely among industry sectors. The integrated oils and “other energy” sectors of the Russell 3000 soared 13.0% and 11.1%, respectively. After losing 3.1% during 2005, autos and transportation rebounded with a 13.0% gain. The weakest performance came from technology, which dropped 4.0%, and health care, down 3.3%.

Wide gaps continued among the returns of companies of differing

2    |  2006 Semiannual Report    TIAA Separate Account VA-1

size. Small-cap stocks climbed 8.2%, while mid caps rose 4.8% and large caps returned 2.7%.

The Russell 3000 Index, the account’s benchmark, includes stocks in all three ranges, but large caps account for about four-fifths of the index in terms of market capitalization.

The account tops its peers

The Stock Index Account, the underlying investment of the TIAA Separate Account VA-1, uses an indexing strategy. It seeks a favorable long-term return from a diversified portfolio selected to track the overall market for common stocks in the United States. The account’s benchmark is the Russell 3000 Index.

The indexing approach has served the account well. For the first half of 2006 its 2.9% return outperformed the 1.4% average return of similar variable annuities, as measured by Morningstar’s Large Blend (VA) category. For the ten-year period ended June 30, the account posted an average annual return of 8.1%, versus the 6.0% average return for the Morningstar Large Blend (VA) category.

While past performance is no guarantee of future results, the broad diversification that indexing provides enables a portfolio to capture the market’s gains when stocks move up and to avoid the worst losses of individual market sectors when stocks decline.

Edward J. Grzybowski

Chief Investment Officer

Teachers Advisors, Inc.

Indexing also helps keep an account’s expenses low, so investors receive a larger share of the portfolio’s earnings. With an expense charge of just 0.67%, the Separate Account remains an attractive choice for the cost-conscious investor.

/s/    EDWARD J. GRZYBOWSKI

Edward J. Grzybowski

Chief Investment Officer

Teachers Advisors, Inc.

TIAA Separate Account VA-1    2006 Semiannual Report  |    3

More information for policyholders

Portfolio listings

SEC rules intended to provide investors with more meaningful information about account performance allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings as they did previously. Companies will continue to file complete listings with the SEC, and these will remain available to investors.

You can obtain a complete list of TIAA Separate Account VA-1’s holdings (called “TIAA Separate Account VA-1 Statement of Investments”) as of the most recently completed fiscal quarter (currently for the period ended June 30, 2006) in the following ways:

•	by visiting the TIAA-CREF website at www.tiaa-cref.org; or

•	by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Stock Index Account’s holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	at the SEC’s Public Reference Room. (Call 800 SEC-0330 for more information.)

Proxy voting

The Separate Account’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our website at www.tiaa-cref.org, or on the SEC website at www.sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found at our website or at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact/Help link at the top of our homepage; by mail at TIAA-CREF, 730 Third Avenue, New York NY 10017–3206; or by phone at 800 223-1200.

Account management

TIAA Separate Account VA-1 is managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day operations of the account.

4    |  2006 Semiannual Report    TIAA Separate Account VA-1

Special terms

Annuities are designed for retirement savings or for other long-term goals. They offer several payment options, including lifetime income. Payments from variable annuities are not guaranteed, and the payment amounts will rise or fall depending on investment returns.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index, whose performance can be used as a standard by which to judge the performance of an investment.*

Expense ratio is the amount that investors pay for the management of a variable annuity account. The amount is expressed as a percentage of the account’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Inception date is the first date on which investors can invest in an account. The account begins to record investment performance on that date.

Market capitalization is the total value of a company’s outstanding stock. It is calculated by multiplying the total number of a company’s outstanding shares by the current market price per share.

Peer groups are groupings of variable annuities with a similar objective whose performance can be compared with the performance of a single variable annuity.

Relative performance is the return of a variable annuity in relation to the return of its benchmark index.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Separate account is an account established by a life insurance company, separate from its general account, for the investments in nonguaranteed insurance and annuity products. In contrast, a life insurer’s general account supports products with principal and interest guarantees. Separate accounts generally are registered with the SEC as investment companies.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

*	Russell 3000 is a trademark and service mark of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

TIAA Separate Account VA-1    2006 Semiannual Report  |    5

Important information about expenses

As a TIAA Separate Account VA-1 contract owner, you incur only one of two potential types of costs.

•	You incur no transaction costs, including sales charges (loads) on contributions, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, and mortality and expense risk charges.

The example that appears on this page is intended to help you understand your ongoing costs (in dollars) of investing in the account. It is also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity contracts using the TIAA Separate Account VA-1. If those fees or expenses were included, the costs would be higher.)

The example assumes $1,000 was invested on January 1, 2006, and held for six months until June 30, 2006.

Actual expenses

The first line in the table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

Simply divide your beginning accumulation by $1,000 (for example, an $8,600 accumulation divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

	Stock Index Account expense example
	Starting account value (1/1/06)	Ending account value (6/30/06)	Expenses paid† (1/1/06–6/30/06)
Actual return	$1,000.00	$1,025.72	$3.38
5% annual hypothetical return	$1,000.00	1,021.42	3.37

†	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.67%.

6    |  2006 Semiannual Report    TIAA Separate Account VA-1

DISCLOSURE

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and hypothetical expenses based on the account’s actual expense ratio for the six-month period and an assumed annual rate of return of 5% before expenses—which is not the account’s actual return.

Do not use the hypothetical account values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual account with ongoing costs of other variable annuity accounts and mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other accounts or funds.

TIAA Separate Account VA-1    2006 Semiannual Report  |    7

Stock Index Account  |  U.S. stocks

DISCUSSION

Performance in the six months ended June 30, 2006

The Stock Index Account returned 2.91% for the period, lagging the 3.23% return of its benchmark, the Russell 3000® Index, but outpacing the 1.42% average return of similar variable annuities, as measured by the Morningstar Large Blend (VA) category. The Morningstar category tracked 3,879 variable annuities as of June 30, 2006.

Second-quarter slide erodes gains

In response to a strong global economy and healthy corporate earnings growth, the broad U.S. stock market, as measured by the Russell 3000 Index, climbed 5.31% in the first quarter of 2006. Stocks reversed course in the second quarter, however, in reaction to rising interest rates and the threat of inflation. The Russell 3000 fell 1.98%, giving back more than a third of its first-quarter gain. For the six months, the Russell 3000 failed to keep pace with the 10.16% advance of foreign stocks, as measured by the MSCI EAFE® Index.

Technology and health care dampen returns

Nine of the benchmark’s twelve sectors showed positive returns for the six months, and five sectors—utilities, autos and transportation, materials and processing, integrated oils, and “other energy”—produced double-digit gains. However, the benchmark’s overall return was trimmed by losses in technology and health care. These two sectors, which represented more than a quarter of the Russell 3000’s market capitalization on June 30, 2006, fell 4% and 3.3%, respectively. Financials, the largest sector in the benchmark, rose 4.4%, while the second-largest, consumer discretionary, returned just 1%.

Two of the largest stocks post losses

Returns for the benchmark’s five largest companies varied widely, reflecting the divergent performance of their industry sectors. In descending order according to cap size, these stocks performed as follows: ExxonMobil, 10.4%; General Electric, –4.5%; Citigroup, 1.5%; Bank of America, 6.5%; and Microsoft, –10.3%.

Returns for the Russell 3000 were boosted by the 8.21% return of small-cap stocks and the 4.84% return of mid caps. Together, small- and mid-cap stocks made up about one-third of the index on June 30, 2006. Large-cap stocks gained just 2.76%.

For the period, the account’s return was comparable to that of the benchmark, minus the effects of expenses and of some cash holdings for liquidity. The account also had a risk profile similar to that of the benchmark.

8    |  2006 Semiannual Report    TIAA Separate Account VA-1

Stock Index Account  |  U.S. stocks

PERFORMANCE

Investment objective

This account seeks a favorable long-term return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.

Special investment risks

Although this account attempts to closely track the investment performance of its benchmark index, it does not duplicate the composition of this index. In addition, the account’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the account will match that of its index for any period of time.

The account’s benchmark

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

Performance as of June 30, 2006

	Average annual compound rates of total return*			Cumulative rates of total return*
	1 year	5 years	10 years	6 months	5 years	10 years
Stock Index Account	8.87%	3.00%	8.07%	2.91%	15.92%	117.38%

Benchmark:
Russell 3000 Index[1]	9.56	3.52	8.52	3.23	18.92	126.60

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.
[1]	Russell 3000 is a trademark and service mark of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

Account facts

Inception date	11/1/1994
Net assets (6/30/2006)	$916.97 million
Total annual expense ratio*	0.67%

*	The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without this waiver, the account’s total annual expense ratio would be 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% per year, the total annual expense ratio will never exceed 1.50%.

Portfolio breakdown by company size

Capitalization as of 6/30/2006	Percent of portfolio investments
Large: over $5 billion	81.15
Middle: $1 billion–$5 billion	15.09
Small: under $1 billion	3.76

Total	100.00

TIAA Separate Account VA-1    2006 Semiannual Report  |    9

Stock Index Account  |  U.S. stocks

PERFORMANCE

$10,000 over 10 years

An investment of $10,000 in this account on July 1, 1996, would have grown to $21,738 as of June 30, 2006, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the account’s benchmark during the same period.

Calendar year total returns

Best quarter: 21.46%, for the quarter ended December 31, 1998

Worst quarter: –17.24%, for the quarter ended September 30, 2002

*	Partial year

10    |  2006 Semiannual Report    TIAA Separate Account VA-1

Stock Index Account	Summary portfolio of investments (unaudited) June 30, 2006

	COMPANY		SHARES	VALUE (000)		% OF NET ASSETS

	PREFERRED STOCK
	PRIMARY METAL INDUSTRIES			$0	^	0.00	% **

	TOTAL PREFERRED STOCKS	(Cost $20)		0	^	0.00	**

	COMMON STOCKS
	AGRICULTURAL PRODUCTION-CROPS			36		0.00	**

	AGRICULTURAL PRODUCTION-LIVESTOCK			94		0.01

	AMUSEMENT AND RECREATION SERVICES			2,303		0.25

	APPAREL AND ACCESSORY STORES			6,286		0.69

	APPAREL AND OTHER TEXTILE PRODUCTS			1,671		0.18

	AUTO REPAIR, SERVICES AND PARKING			646		0.07

	AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,564		0.17

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc		136,544	4,887		0.53
	Other			3,788		0.42

				8,675		0.95

	BUSINESS SERVICES
*	Google, Inc (Class A)		13,464	5,646		0.62
	Microsoft Corp		572,160	13,331		1.45
*	Oracle Corp		256,249	3,713		0.40
	Other			42,085		4.59

				64,775		7.06

	CHEMICALS AND ALLIED PRODUCTS
	Abbott Laboratories		98,401	4,291		0.47
*	Amgen, Inc		76,159	4,968		0.54
	Eli Lilly & Co		63,394	3,504		0.38
	Merck & Co, Inc		140,709	5,126		0.56
	Pfizer, Inc		472,382	11,087		1.21
	Procter & Gamble Co		211,292	11,748		1.28
	Wyeth		86,765	3,853		0.42
	Other			39,304		4.29

				83,881		9.15

	COAL MINING			2,446		0.27

	COMMUNICATIONS
	AT&T, Inc		250,650	6,991		0.76
	BellSouth Corp		116,603	4,221		0.46
*	Comcast Corp (Class A)		125,596	4,112		0.45
	Sprint Nextel Corp		186,850	3,735		0.41
	Verizon Communications, Inc		188,077	6,299		0.69
	Other			17,338		1.89

				42,696		4.66

	DEPOSITORY INSTITUTIONS
	Bank of America Corp		294,212	14,152		1.54
	Citigroup, Inc		320,491	15,460		1.68
	JPMorgan Chase & Co		224,015	9,409		1.03
	US Bancorp		114,754	3,544		0.39
	Wachovia Corp		103,692	5,608		0.61

SEE NOTES TO FINANCIAL STATEMENTS	TIAA Separate Account VA-1 2006 Semiannual Report	11

Stock Index Account	Summary portfolio of investments (unaudited) June 30, 2006	continued

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	DEPOSITORY INSTITUTIONS—(continued)
	Wells Fargo & Co	108,305	$7,265	0.79%
	Other		38,206	4.17

			93,644	10.21

	EATING AND DRINKING PLACES		8,582	0.94

	EDUCATIONAL SERVICES		1,270	0.14

	ELECTRIC, GAS, AND SANITARY SERVICES		37,221	4.06

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Cisco Systems, Inc	393,940	7,694	0.84
	Intel Corp	375,036	7,107	0.77
	Qualcomm, Inc	107,841	4,321	0.47
	Other		35,093	3.83

			54,215	5.91

	ENGINEERING AND MANAGEMENT SERVICES		7,522	0.82

	ENVIRONMENTAL QUALITY AND HOUSING		15	0.00	**

	FABRICATED METAL PRODUCTS		3,730	0.41

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co	131,382	5,652	0.61
	PepsiCo, Inc	106,537	6,396	0.70
	Other		14,831	1.62

			26,879	2.93

	FOOD STORES		2,429	0.26

	FORESTRY		1,163	0.13

	FURNITURE AND FIXTURES		3,122	0.34

	FURNITURE AND HOMEFURNISHINGS STORES		3,270	0.36

	GENERAL BUILDING CONTRACTORS		3,297	0.36

	GENERAL MERCHANDISE STORES
	Wal-Mart Stores, Inc	158,512	7,635	0.83
	Other		8,755	0.96

			16,390	1.79

	HEALTH SERVICES		14,669	1.60

	HEAVY CONSTRUCTION, EXCEPT BUILDING		136	0.01

	HOLDING AND OTHER INVESTMENT OFFICES
	iShares Russell 3000 Index Fund	51,000	3,759	0.41
	Other		23,576	2.57

			27,335	2.98

	HOTELS AND OTHER LODGING PLACES		4,649	0.51

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	48,611	3,926	0.43
*	Dell, Inc	149,373	3,646	0.40
	Hewlett-Packard Co	180,675	5,724	0.62
	International Business Machines Corp	99,950	7,678	0.84
	Other		27,917	3.04

			48,891	5.33

12	2006 Semiannual Report TIAA Separate Account VA-1	SEE NOTES TO FINANCIAL STATEMENTS

Stock Index Account	Summary portfolio of investments (unaudited) June 30, 2006	continued

COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

INSTRUMENTS AND RELATED PRODUCTS
Johnson & Johnson	190,893	$11,438	1.25%
Medtronic, Inc	77,825	3,652	0.40
Other		22,237	2.42

		37,327	4.07

INSURANCE AGENTS, BROKERS AND SERVICE		3,933	0.43

INSURANCE CARRIERS
American International Group, Inc	142,011	8,386	0.91
UnitedHealth Group, Inc	86,842	3,889	0.42
Other		29,397	3.21

		41,672	4.54

JUSTICE, PUBLIC ORDER AND SAFETY		169	0.02

LEATHER AND LEATHER PRODUCTS		1,072	0.12

LEGAL SERVICES		104	0.01

LOCAL AND INTERURBAN PASSENGER TRANSIT		159	0.02

LUMBER AND WOOD PRODUCTS		352	0.04

METAL MINING		3,535	0.39

MISCELLANEOUS MANUFACTURING INDUSTRIES		1,819	0.20

MISCELLANEOUS RETAIL		10,931	1.19

MOTION PICTURES
Time Warner, Inc	270,540	4,680	0.51
Walt Disney Co	140,919	4,228	0.46
Other		3,583	0.39

		12,491	1.36

NONDEPOSITORY INSTITUTIONS
American Express Co	70,085	3,730	0.40
Other		12,354	1.35

		16,084	1.75

NONMETALLIC MINERALS, EXCEPT FUELS		758	0.08

OIL AND GAS EXTRACTION		22,109	2.41

PAPER AND ALLIED PRODUCTS		4,786	0.52

PERSONAL SERVICES		1,451	0.16

PETROLEUM AND COAL PRODUCTS
Chevron Corp	142,897	8,868	0.97
ConocoPhillips	106,411	6,973	0.76
Exxon Mobil Corp	390,061	23,930	2.61
Other		12,825	1.40

		52,596	5.74

PRIMARY METAL INDUSTRIES		9,488	1.03

PRINTING AND PUBLISHING		5,866	0.64

RAILROAD TRANSPORTATION		6,197	0.68

REAL ESTATE		1,183	0.13

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		1,395	0.15

SEE NOTES TO FINANCIAL STATEMENTS	TIAA Separate Account VA-1 2006 Semiannual Report	13

Stock Index Account	Summary portfolio of investments (unaudited) June 30, 2006	concluded

COMPANY	SHARES	VALUE (000)		% OF NET ASSETS
SECURITY AND COMMODITY BROKERS
Goldman Sachs Group, Inc	24,593	$3,700		0.40%
Merrill Lynch & Co, Inc	59,397	4,132		0.45
Morgan Stanley	69,053	4,365		0.48
Other		13,710		1.50

		25,907		2.83

SOCIAL SERVICES		124		0.01

SPECIAL TRADE CONTRACTORS		501		0.05

STONE, CLAY, AND GLASS PRODUCTS		825		0.09

TEXTILE MILL PRODUCTS		43		0.00	**

TOBACCO PRODUCTS
Altria Group, Inc	134,624	9,885		1.08
Other		861		0.09

		10,746		1.17

TRANSPORTATION BY AIR		4,848		0.53

TRANSPORTATION EQUIPMENT
Boeing Co	51,545	4,222		0.46
United Technologies Corp	65,167	4,133		0.45
Other		15,632		1.71

		23,987		2.62

TRANSPORTATION SERVICES		2,037		0.22

TRUCKING AND WAREHOUSING		4,749		0.52

WATER TRANSPORTATION		615		0.07

WHOLESALE TRADE-DURABLE GOODS
General Electric Co	670,389	22,096		2.41
Other		3,838		0.42

		25,934		2.83

WHOLESALE TRADE-NONDURABLE GOODS		7,182		0.78

TOTAL COMMON STOCKS	(Cost $678,504)	916,477		99.95

WARRANTS
COMMUNICATIONS		0	^	0.00	**

TOTAL WARRANTS	(Cost $0)	0	^	0.00	**

TOTAL PORTFOLIO	(Cost $678,524)	916,477		99.95
OTHER ASSETS & LIABILITIES, NET		497		0.05

NET ASSETS		$916,974		100.00%

*	Non-income producing
**	Percentage represents less than 0.01%
^	Amount represents less than $1,000

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

14	2006 Semiannual Report TIAA Separate Account VA-1	SEE NOTES TO FINANCIAL STATEMENTS

Statement of assets and liabilities (unaudited)	TIAA Separate Account VA-1 June 30, 2006

(amounts in thousands, except amount per accumulation unit)	Stock Index Account

ASSETS
Investments, at cost	$678,524
Net unrealized appreciation of investments	237,953
Investments, at value	916,477
Dividends and interest receivable	1,040
Receivable from securities transactions	20,174
Total assets	937,691

LIABILITIES
Due to custodian	71
Payable for securities transactions	19,964
Amounts due to TIAA/TIAA-CREF Life and related entities	682
Total liabilities	20,717

NET ASSETS
Accumulation Fund	$916,974

Accumulation units outstanding—Notes 4 and 5	11,194

Net asset value per accumulation unit—Note 4	$81.91

SEE NOTES TO FINANCIAL STATEMENTS	TIAA Separate Account VA-1 2006 Semiannual Report	15

Statement of operations (unaudited)	TIAA Separate Account VA-1 Six months ended June 30, 2006

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Income:
Interest	$8
Dividends	8,444
Total income	8,452

EXPENSES—Note 2:
Investment advisory charges	1,400
Administrative expenses	944
Mortality and expense risk charges	1,866
Total expenses before waiver	4,210
Investment advisory charges waived	(1,079)
Net expenses	3,131
Investment income—net	5,321

REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS—Note 3
Net realized gain (loss) on:
Portfolio investments	13,217
Futures transactions	(4)
Net realized gain on total investments	13,213
Net change in unrealized appreciation on:
Portfolio investments	8,506
Futures transactions	6
Net change in unrealized appreciation on total investments	8,512
Net realized and unrealized gain on total investments	21,725
Net increase in net assets resulting from operations	$27,046

16	2006 Semiannual Report TIAA separate Account VA-1	SEE NOTES TO FINANCIAL STATEMENTS

Statements of changes in net assets	TIAA Separate Account VA-1

	Stock Index Account
(amounts in thousands)	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)

FROM OPERATIONS
Investment income—net	$5,321	$10,066
Net realized gain on investments	13,213	10,192
Net change in unrealized appreciation on investments	8,512	27,374
Net increase in net assets resulting from operations	27,046	47,632

FROM CONTRACTOWNER TRANSACTIONS
Premiums	9,356	26,572
Net contractowner transfers from (to) fixed account	(11,895)	(18,712)
Withdrawals and death benefits	(30,734)	(47,769)
Net increase (decrease) in net assets resulting from contractowner transactions	(33,273)	(39,909)
Net decrease in net assets	(6,227)	7,723

NET ASSETS
Beginning of year	923,201	915,478
End of period	$916,974	$923,201

SEE NOTES TO FINANCIAL STATEMENTS	TIAA Separate Account VA-1 2006 Semiannual Report	17

Notes to financial statements (unaudited)	TIAA Separate Account VA-1 Stock Index Account

Note 1—significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994, under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market. The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles, which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Valuation of investments:  Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service, which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments with maturities of 60 days or less are valued on an amortized cost basis or at market value if market value is materially different from amortized cost. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Management Committee if events materially affecting their value occur between the time their price is determined and the time the Account’s net asset value is calculated. The fair value of securities may be determined with the assistance of a pricing service, which attempts to calculate a fair value for securities based on numerous factors including correlations of a security’s price with securities’ indices and other appropriate indicators, such as American Depositary Receipts and futures contracts. Other factors may also be considered in determining fair value, such as fundamental analytical data, market and trading trends, and public trading of similar securities of the issuer or comparable issuers. Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Management Committee.

18	2006 Semiannual Report TIAA Separate Account VA-1

Notes to financial statements (unaudited)	continued

Accounting for investments and investment income:  Security transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Account is informed of the ex-dividend date. Realized gains and losses on security transactions are calculated on the identified cost basis.

Accounting for real estate investment trusts:  The Account may own shares of Real Estate Investment Trusts (“REITs”). REITs report information on the source of their distributions once per year, in January. Such distributions may include one or more of the following components: ordinary income, long-term capital gains or a return of capital. The Account has estimated what the components of these REITs distributions are and have reflected these amounts accordingly in the financial statements.

Futures contracts:  The Account may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Federal income taxes:  VA-1 is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no material federal income tax liability.

Investment transactions with affiliates:  The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Management Committee, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification:  In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not

TIAA Separate Account VA-1 2006 Semiannual Report	19

Notes to financial statements (unaudited)	continued

yet occurred. Also, under the Account’s organizational documents, the Members and Officers of the TIAA Separate Account VA-1 are indemnified against certain liabilities that may arise out of their duties to the TIAA Separate Account VA-1. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be minimal.

Note 2—management agreements

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. (“TPIS”), also a wholly owned subsidiary of TIAA, which is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the net assets of the Account (prior to July 1, 2003, this daily charge was 0.10%).

Note 3—investments

At June 30, 2006, the net unrealized appreciation on investments was $237,952,913, consisting of gross unrealized appreciation of $317,111,375 and gross unrealized depreciation of $79,158,462.

Purchases and sales of securities, other than short-term money market instruments, for the six months ended June 30, 2006, were $43,930,311 and $71,482,862, respectively.

20	2006 Semiannual Report TIAA Separate Account VA-1

Notes to financial statements (unaudited)	continued

Note 4—financial information

Selected financial information for an Accumulation Unit of the Account is presented below.

	Six Months Ended June 30, 2006 (a)	Years Ended December 31,
		2005	2004	2003	2002	2001
	(Unaudited)
Per Accumulation Unit data:*
Investment income	$0.748	$1.378	$1.359	$1.041	$0.965	$0.916
Expenses	0.277	0.519	0.468	0.310	0.218	0.253
Investment income—net	0.471	0.859	0.891	0.731	0.747	0.663
Net realized and unrealized gain (loss) on investments	1.844	3.222	6.727	15.066	(15.200)	(9.499)
Net increase (decrease) in Accumulation Unit Value	2.315	4.081	7.618	15.797	(14.453)	(8.836)
Accumulation Unit Value:
Beginning of year	79.599	75.518	67.900	52.103	66.556	75.392
End of period	$81.914	$79.599	$75.518	$67.900	$52.103	$66.556

TOTAL RETURN	2.91%	5.40%	11.22%	30.32%	(21.72%)	(11.72%)
Ratio of expense to average net assets before expense waiver**	0.45%	0.90%	0.90%	0.76%	0.60%	0.60%
Ratio of expense to average net assets after expense waiver**	0.33%	0.67%	0.67%	0.53%	0.37%	0.37%
Ratio of net investment income to average net assets**	0.57%	1.12%	1.28%	1.26%	1.27%	0.97%
Portfolio turnover rate	4.68%	6.37%	4.90%	4.14%	5.33%	9.86%
Accumulation Units outstanding at end of period (in thousands)	11,194	11,598	12,123	12,176	11,801	12,517
Net assets at end of period (in thousands)	$916,974	$923,201	$915,478	$826,747	$614,853	$833,099

*	Based on per accumulation unit data
**	Based on average net assets
(a)	The percentages shown for this period are not annualized.

TIAA Separate Account VA-1 2006 Semiannual Report	21

Notes to financial statements (unaudited)	concluded

Note 5—accumulation units

Changes in the number of Accumulation Units outstanding were as follows:

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
Accumulation Units:
Credited for premiums	113,636	347,776
Cancelled for transfers and disbursements	(517,431)	(873,162)
Outstanding:
Beginning of year	11,598,107	12,123,493
End of period	11,194,312	11,598,107

Note 6—line of credit

The Account participates in a $1.75 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of contract owner withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by Advisors. Interest associated with any borrowing under the facility by the Account is charged to the borrowing Accounts at rates that are based on the Federal Funds Rate in effect during the time of the borrowing. The Account is not liable for borrowings under the facility by affiliated accounts or mutual funds. During the six months ended June 30, 2006, the Account did not borrow under this facility.

Note 7–subsequent event

On July 27, 2006, the TIAA Separate Account VA-1 entered into a four year agreement with State Street Bank and Trust Company to engage in securities lending transactions. Under the terms of the agreement, the Account may lend portfolio securities to qualified borrowers consisting of financial institutions and brokers. By lending such securities, the Account will attempt to increase its net investment income through the receipt of interest on collateral (after rebates and fees). The loans will be secured by collateral equal to at least 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of the securities loaned for foreign securities. All cash collateral will be invested in the State Street Bank Navigator Securities Lending Prime Portfolio.

22	2006 Semiannual Report TIAA Separate Account VA-1

Management committee approval of investment management agreement

The Management Committee is responsible for overseeing the separate account’s corporate policies and for adhering to fiduciary standards under the Investment Company Act of 1940. Most significantly, the Management Committee is responsible for the initial approval and annual renewal of the separate account’s investment management agreement (the “Management Agreement”) with Teachers Advisors, Inc. (“Advisors”).

In considering whether to renew the Management Agreement, the Committee, at its April 3, 2006 and May 16, 2006 meetings, reviewed the following factors: (1) the nature, extent and quality of services provided by Advisors to the separate account; (2) the investment performance of the separate account; (3) the costs of the services provided to the separate account and the profits realized or to be realized by Advisors and its affiliates from their relationship with the separate account; (4) the extent to which economies of scale have been realized as the separate account grows; (5) whether the level of fees reflects those economies of scale for the benefit of separate account investors; (6) comparisons of services and fees with contracts entered into by Advisors with other clients; and (7) any other benefits derived or anticipated to be derived by Advisors from its relationship with the separate account. The factors should be viewed in their totality, with no single factor being the principal factor in determining whether to approve the renewal of the Management Agreement.

Set forth below are the general factors the Committee considered for the separate account:

The Nature, Extent and Quality of Services. The Committee considered that Advisors is an experienced investment adviser that has managed the TIAA-CREF Mutual Funds since 1997, the TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds since 1999. The investment professionals of Advisors have also managed various accounts of the College Retirement Equities Fund (“CREF”) since their inception. Under the Management Agreement, Advisors is responsible for managing the assets of the separate account, including conducting research; recommending investments and placing orders to buy and sell securities for the separate account; active and extensive monitoring of the separate account daily by various personnel with specific responsibility for the particular type of investment in question; and reporting on the investment performance of the separate account to the Committee at its scheduled meetings. The Committee considered that Advisors has carried out these responsibilities in a highly professional manner.

Performance. The Committee considered the performance of the separate account over the past year and since inception and the separate account’s performance as compared to its peer group and benchmark index. The Committee considered the comparative performance and expense data for the separate account prepared by an independent third party, Lipper, Inc.’s Global Fiduciary Review unit (“Lipper”), as well as performance against its performance benchmark. In looking at this data, the Committee considered the following factors:

•	The separate account’s contractual management fee is 0.30%. Advisors proposed that the separate account’s actual management fee, after waivers, be 0.07%.

TIAA Separate Account VA-1 2006 Semiannual Report	23

Management committee approval of investment management agreement concluded

•	The separate account’s management fees are in the 1st quintile of its Expense Universe.
•	The separate account has underperformed its benchmark over the one-, three-, five- and ten-year periods.
•	As of 12/31/2005, the separate account was in the 4th quintile of its Performance Universe for the one-, two, three- and five-year periods, respectively. The separate account was in the 3rd quintile of its Performance Universe for the four- and ten-year periods.
•	The separate account received an Overall Morningstar Rating of three stars for the one-year period ended 12/31/05.
•	The separate account’s longer-term performance was affected by the amount of cash held. The separate account’s manager introduced a maximum cash balance target of 10 basis points in late 2004.

Cost and Profitability. The Committee considered the materials it received reflecting Advisors’ revenues for providing investment management and other services to the separate account. The Committee considered that the separate account resulted in a modest net gain to Advisors for the period ended December 31, 2005.

Fees Charged by Other Advisers. The Committee considered information regarding fees paid to other advisers for managing similar accounts. The Committee received comparative fee information for comparable peer group accounts prepared by Lipper. The Committee considered that the proposed advisory fee to be paid to Advisors for its services to the separate account compared favorably to the advisory fees charged to other comparable accounts (in the first quintile of its Expense Universe). The Committee considered that, for the most part, the fees under Advisors’ current Management Agreement with the separate account are lower than those of the peer group funds identified by Lipper.

Economies of Scale. Since this is an index fund and the management fees are low, the Committee did not consider economies of scale in assessing the Management Agreement.

Fee Comparison with Other Advisors’ Clients. The Committee considered that Advisors provides similar investment management services to each of the TIAA-CREF Institutional Mutual Funds, the TIAA-CREF Mutual Funds and TIAA-CREF Life Funds, although distribution channels differ. In addition, Advisors, through its TIAA-CREF Asset Management (TCAM) division, manages large institutional client assets through unregistered commingled funds and separate accounts with similar investment strategies and investment staff. The Committee considered the schedule of fees for the comparable funds, and the fact that the fees Advisors charges are only slightly higher than Advisors’ comparable funds.

Other Benefits. Advisors and its affiliates may benefit from the advisory relationship with the separate account to the extent this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. Also, certain investment portfolios managed by Advisors are managed in the same manner and by the same personnel as the separate account, resulting in the possibility for benefits associated with economies of scale.

24	2006 Semiannual Report TIAA Separate Account VA-1

HOW TO REACH US

TIAA-CREF WEBSITE

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

www.tiaa-cref.org

24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums.

800 842-2252

24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments, and tax reporting

800 842-2776

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF Mutual Funds, after-tax annuities and life insurance

800 223-1200

8 a.m. to 10 p.m. ET, Monday–Friday

FOR HEARING- OR SPEECH-IMPAIRED PARTICIPANTS

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

8 a.m. to 5 p.m. CT, Monday–Friday

TIAA-CREF TUITION FINANCING, INC.

Tuition financing programs

888 381-8283

8 a.m. to 11 p.m. ET, Monday–Friday

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. You should consider the investment objectives, risks, charges and expenses carefully before investing. Please call 800 223-1200 for a prospectus that contains this and other information. Please read the prospectus carefully before investing. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. TIAA-CREF Tuition Financing, Inc. (TFI) is the program manager for 529 college savings plans. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

©2006 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

730 Third Avenue

New York, NY 10017-3206

Printed on recycled paper
A10938
C36288	8/06

Item 2. Code of Ethics.

The Management Committee of TIAA Separate Account VA-1 (the “Registrant”) has a code of ethics for senior financial officers, including its principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

There is no change to the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

STATEMENT OF INVESTMENTS (Unaudited)

June 30, 2006

SHARES			VALUE (000)

PREFERRED STOCK - 0.00% **
PRIMARY METAL INDUSTRIES - 0.00% **
25,150	v*	Superior Trust I	$—	^

		TOTAL PRIMARY METAL INDUSTRIES	—	^

		TOTAL PREFERRED STOCKS (Cost $20)	—	^

COMMON STOCKS - 99.95%
AGRICULTURAL PRODUCTION-CROPS - 0.00% **
2,584		Chiquita Brands International, Inc	36

		TOTAL AGRICULTURAL PRODUCTION-CROPS	36

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
2,370		Pilgrim’s Pride Corp	61
26		Seaboard Corp	33

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	94

AMUSEMENT AND RECREATION SERVICES - 0.25%
3,321	*	Bally Technologies, Inc	55
2,424	*	Bally Total Fitness Holding Corp	16
1,293	*	Century Casinos, Inc	14
433		Churchill Downs, Inc	16
978		Dover Downs Gaming & Entertainment, Inc	19
967		Dover Motorsports, Inc	6
8,214		GTECH Holdings Corp	286
11,914		Harrah’s Entertainment, Inc	848
2,272		International Speedway Corp (Class A)	105
1,482	*	Lakes Entertainment, Inc	18
1,909	*	Leapfrog Enterprises, Inc	19
1,967	*	Life Time Fitness, Inc	91
4,417	*	Live Nation, Inc	90
3,185	*	Magna Entertainment Corp (Class A)	17
3,301	*	Marvel Entertainment, Inc	66
1,437	*	MTR Gaming Group, Inc	13
1,472	*	Multimedia Games, Inc	15
4,563	*	Penn National Gaming, Inc	177
3,031	*	Pinnacle Entertainment, Inc	93
4,554	*	Six Flags, Inc	25
1,000		Speedway Motorsports, Inc	38
5,856		Warner Music Group Corp	172
4,762		Westwood One, Inc	36
1,562	*	WMS Industries, Inc	43
1,461		World Wrestling Entertainment, Inc	25

		TOTAL AMUSEMENT AND RECREATION SERVICES	2,303

APPAREL AND ACCESSORY STORES - 0.69%
5,601		Abercrombie & Fitch Co (Class A)	310
3,628	*	Aeropostale, Inc	105
7,368		American Eagle Outfitters, Inc	251
4,758	*	AnnTaylor Stores Corp	206
1,533		Bebe Stores, Inc	24
1,896		Brown Shoe Co, Inc	65
500		Buckle, Inc	21
664	*	Cache, Inc	11
3,130	*	Carter’s, Inc	83
2,400	*	Casual Male Retail Group, Inc	24
2,074		Cato Corp (Class A)	54
806	*	Charlotte Russe Holding, Inc	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

7,700	*	Charming Shoppes, Inc	$86
11,568	*	Chico’s FAS, Inc	312
1,410	*	Children’s Place Retail Stores, Inc	85
2,493		Christopher & Banks Corp	72
404	*	Citi Trends, Inc	17
6,369		Claire’s Stores, Inc	162
290		DEB Shops, Inc	7
3,000	*	Dress Barn, Inc	76
1,051	*	DSW, Inc	38
2,704		Finish Line, Inc (Class A)	32
10,029		Foot Locker, Inc	246
34,678		Gap, Inc	603
3,222	*	HOT Topic, Inc	37
1,539	*	Jo-Ann Stores, Inc	23
1,141	*	JOS A Bank Clothiers, Inc	27
22,169	*	Kohl’s Corp	1,311
21,985		Limited Brands, Inc	563
888	*	New York & Co, Inc	9
15,124		Nordstrom, Inc	552
4,702	*	Pacific Sunwear Of California, Inc	84
4,407	*	Payless Shoesource, Inc	120
9,432		Ross Stores, Inc	265
517	*	Shoe Carnival, Inc	12
1,898		Stage Stores, Inc	63
1,200		Talbots, Inc	22
4,270	*	The Wet Seal, Inc	21
2,189	*	Too, Inc	84
1,345	*	Under Armour, Inc	57
7,238	*	Urban Outfitters, Inc	127

		TOTAL APPAREL AND ACCESSORY STORES	6,286

APPAREL AND OTHER TEXTILE PRODUCTS - 0.18%
1,062	*	Columbia Sportswear Co	48
1,418	v*	DHB Industries, Inc	3
1,351	*	Guess ?, Inc	56
2,122	*	Gymboree Corp	74
1,589	*	Hartmarx Corp	10
7,370		Jones Apparel Group, Inc	234
1,658		Kellwood Co	49
6,744		Liz Claiborne, Inc	250
927	*	Maidenform Brands, Inc	11
3,569		Phillips-Van Heusen Corp	136
3,780		Polo Ralph Lauren Corp	207
7,612	*	Quiksilver, Inc	93
2,227		Russell Corp	40
836	*	True Religion Apparel, Inc	15
5,673		VF Corp	385
3,191	*	Warnaco Group, Inc	60

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,671

AUTO REPAIR, SERVICES AND PARKING - 0.07%
646	*	Amerco, Inc	65
700		Bandag, Inc	26
1,061		Central Parking Corp	17
1,736	*	Dollar Thrifty Automotive Group, Inc	78
1,073	*	Midas, Inc	20
582		Monro Muffler, Inc	19
3,583	*	PHH Corp	99
4,029		Ryder System, Inc	235
336	*	Standard Parking Corp	9
2,709	*	Wright Express Corp	78

		TOTAL AUTO REPAIR, SERVICES AND PARKING	646

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.17%
6,837		Advance Auto Parts	198
409	*	America’s Car-Mart, Inc	8
1,053	*	Asbury Automotive Group, Inc	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

9,207	*	Autonation, Inc	$197
3,556	*	Autozone, Inc	314
6,845	*	Carmax, Inc	243
4,651	*	Copart, Inc	114
3,233	*	CSK Auto Corp	39
1,061		Lithia Motors, Inc (Class A)	32
1,048	*	MarineMax, Inc	27
7,289	*	O’Reilly Automotive, Inc	227
1,413	*	Rush Enterprises, Inc (Class A)	26
1,793		Sonic Automotive, Inc	40
3,620		United Auto Group, Inc	77

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,564

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.95%
967	*	Builders FirstSource, Inc	20
1,294	*	Central Garden & Pet Co	56
8,103		Fastenal Co	326
136,544		Home Depot, Inc	4,887
50,022		Lowe’s Cos, Inc	3,035
7,402		Sherwin-Williams Co	351

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	8,675

BUSINESS SERVICES - 7.06%
4,013	*	@Road, Inc	22
3,100	*	24/7 Real Media, Inc	27
25,632	*	3Com Corp	131
813	*	3D Systems Corp	16
2,635		Aaron Rents, Inc	71
2,600		ABM Industries, Inc	44
1,806	*	Acacia Research (Acacia Technologies)	25
860	*	Access Integrated Technologies, Inc	8
17,680	*	Activision, Inc	201
3,677	*	Actuate Corp	15
5,607		Acxiom Corp	140
1,377		Administaff, Inc	49
38,722	*	Adobe Systems, Inc	1,176
1,728	*	Advent Software, Inc	62
2,039		Advo, Inc	50
7,216	*	Affiliated Computer Services, Inc (Class A)	372
3,625	*	Agile Software Corp	23
9,967	*	Akamai Technologies, Inc	361
5,254	*	Alliance Data Systems Corp	309
1,445	*	Altiris, Inc	26
1,676	*	American Reprographics Co	61
2,116	*	AMN Healthcare Services, Inc	43
872	*	Ansoft Corp	18
2,094	*	Ansys, Inc	100
4,915	*	aQuantive, Inc	124
2,100		Arbitron, Inc	80
4,191	*	Ariba, Inc	34
7,187	*	Art Technology Group, Inc	21
3,355	*	Aspen Technology, Inc	44
1,058	*	Asset Acceptance Capital Corp	21
1,632	*	Audible, Inc	15
14,753	*	Autodesk, Inc	508
37,520		Automatic Data Processing, Inc	1,702
3,323	*	Avocent Corp	87
631	*	Bankrate, Inc	24
436	*	Barrett Business Services	8
25,131	*	BEA Systems, Inc	329
12,324	*	BearingPoint, Inc	103
8,366	*	BISYS Group, Inc	115
2,836		Blackbaud, Inc	64
1,799	*	Blackboard, Inc	52
623	*	Blue Coat Systems, Inc	11
13,803	*	BMC Software, Inc	330

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

5,613	*	Borland Software Corp	$30
862	*	Bottomline Technologies, Inc	7
2,775		Brady Corp (Class A)	102
3,145		Brink’s Co	177
29,251		CA, Inc	601
2,042	*	CACI International, Inc (Class A)	119
17,820	*	Cadence Design Systems, Inc	306
3,009		Catalina Marketing Corp	86
5,421	*	CBIZ, Inc	40
64,509		Cendant Corp	1,051
9,998	*	Ceridian Corp	244
4,020	*	Cerner Corp	149
5,498	*	Checkfree Corp	272
5,766	*	ChoicePoint, Inc	241
5,013	*	Chordiant Software, Inc	15
3,700	*	Ciber, Inc	24
11,754	*	Citrix Systems, Inc	472
2,400	*	Clear Channel Outdoor Holdings, Inc	50
574	*	Click Commerce, Inc	11
32,439	*	CMGI, Inc	39
9,641	*	CNET Networks, Inc	77
1,329	*	Cogent Communications Group, Inc	12
2,800	*	Cogent, Inc	42
2,776		Cognex Corp	72
9,097	*	Cognizant Technology Solutions Corp	613
602		Computer Programs & Systems, Inc	24
12,030	*	Computer Sciences Corp	583
25,157	*	Compuware Corp	169
839	*	COMSYS IT Partners, Inc	13
2,071	*	Concur Technologies, Inc	32
1,794	*	Convera Corp	12
9,200	*	Convergys Corp	179
1,115	*	CoStar Group, Inc	67
2,097	*	Covansys Corp	26
3,076	*	CSG Systems International, Inc	76
1,899	*	Cybersource Corp	22
677	*	DealerTrack Holdings, Inc	15
3,468		Deluxe Corp	61
2,509	*	Dendrite International, Inc	23
2,396	*	Digital Insight Corp	82
2,557	*	Digital River, Inc	103
3,904	*	DST Systems, Inc	232
7,927	*	Earthlink, Inc	69
75,916	*	eBay, Inc	2,224
1,800	*	Echelon Corp	13
2,891	*	Eclipsys Corp	53
1,105	*	eCollege.com, Inc	23
3,097	*	eFunds Corp	68
1,000	*	Electro Rent Corp	16
19,593	*	Electronic Arts, Inc	843
33,420		Electronic Data Systems Corp	804
947	*	Emageon, Inc	14
18,215	*	Emdeon Corp	226
3,541	*	Epicor Software Corp	37
857	*	EPIQ Systems, Inc	14
8,447		Equifax, Inc	290
1,853	*	Equinix, Inc	102
1,565	*	eSpeed, Inc (Class A)	13
14,786	*	Expedia, Inc	221
2,622	*	F5 Networks, Inc	140
2,695		Factset Research Systems, Inc	127
4,248		Fair Isaac Corp	154
2,479	*	FalconStor Software, Inc	17
6,372		Fidelity National Information Services, Inc	226
2,707	*	Filenet Corp	73

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

200	*	First Advantage Corp	$5
49,611		First Data Corp	2,234
11,447	*	Fiserv, Inc	519
983	*	Forrester Research, Inc	28
923	*	FTD Group, Inc	12
3,725	*	Gartner, Inc (Class A)	53
1,444	*	Gerber Scientific, Inc	19
3,278	*	Getty Images, Inc	208
1,647		Gevity HR, Inc	44
2,144	*	Global Cash Access, Inc	34
13,464	*	Google, Inc (Class A)	5,646
739	*	H&E Equipment Services, Inc	22
1,500		Healthcare Services Group	31
912	*	Heartland Payment Systems, Inc	25
1,329	*	Heidrick & Struggles International, Inc	45
1,384	*	Hudson Highland Group, Inc	15
3,542	*	Hypercom Corp	33
3,904	*	Hyperion Solutions Corp	108
947	*	i2 Technologies, Inc	12
448	*	ICT Group, Inc	11
1,449	*	iGate Corp	9
1,500	*	IHS, Inc	44
13,011		IMS Health, Inc	349
1,090	*	Infocrossing, Inc	13
5,959	*	Informatica Corp	78
2,218	*	Infospace, Inc	50
1,967		infoUSA, Inc	20
727	*	Innovative Solutions & Support, Inc	10
696		Integral Systems, Inc	19
2,541	*	Interactive Data Corp	51
1,762	*	Intergraph Corp	55
19,565	*	Internap Network Services Corp	21
2,646	*	Internet Capital Group, Inc	24
2,744	*	Internet Security Systems, Inc	52
529		Interpool, Inc	12
27,952	*	Interpublic Group of Cos, Inc	233
3,184	*	Interwoven, Inc	27
11,219	*	Intuit, Inc	678
1,814	*	inVentiv Health, Inc	52
3,071	*	Ipass, Inc	17
7,238	*	Iron Mountain, Inc	271
5,126		Jack Henry & Associates, Inc	101
1,953	*	JDA Software Group, Inc	27
36,184	*	Juniper Networks, Inc	579
1,087	*	Jupitermedia Corp	14
1,680	*	Kanbay International, Inc	24
2,787	*	Keane, Inc	35
1,200		Kelly Services, Inc (Class A)	33
1,023	*	Kenexa Corp	33
1,774	*	Kforce, Inc	27
4,575	*	KFX, Inc	70
2,862	*	Kinetic Concepts, Inc	126
917	*	Knot, Inc	19
2,700	*	Korn/Ferry International	53
2,052	*	Kronos, Inc	74
3,529	*	Labor Ready, Inc	80
5,467	*	Lamar Advertising Co	294
7,959	*	Lawson Software, Inc	53
3,238	*	Lionbridge Technologies	18
511	*	Liquidity Services, Inc	8
1,120	*	LoJack Corp	21
2,311	*	Magma Design Automation, Inc	17
2,098	*	Manhattan Associates, Inc	43
5,653		Manpower, Inc	365
1,171	*	Mantech International Corp (Class A)	36

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

1,404	*	Mapinfo Corp	$18
1,311	*	Marchex, Inc	22
774	*	Marlin Business Services, Inc	17
3,945	*	Mastercard, Inc	189
10,331	*	McAfee, Inc	251
4,700	*	Mentor Graphics Corp	61
572,160		Microsoft Corp	13,331
648	*	MicroStrategy, Inc	63
2,315	*	Midway Games, Inc	19
5,601		MoneyGram International, Inc	190
7,976	*	Monster Worldwide, Inc	340
7,360	*	Move, Inc	40
6,206	*	MPS Group, Inc	93
1,100	*	MRO Software, Inc	22
6,028	*	NAVTEQ Corp	269
1,879	*	NCO Group, Inc	50
11,741	*	NCR Corp	430
1,262	*	Neoware, Inc	16
1,235	*	Ness Technologies, Inc	13
2,427	*	NetFlix, Inc	66
3,593	*	NetIQ Corp	44
679	*	Netratings, Inc	9
1,000	*	Netscout Systems, Inc	9
1,732	*	NIC, Inc	13
21,820	*	Novell, Inc	145
8,571	*	Nuance Communications, Inc	86
11,029		Omnicom Group, Inc	983
1,673	*	On Assignment, Inc	15
1,415	*	Online Resources Corp	15
1,309	*	Open Solutions, Inc	35
835	*	Opnet Technologies, Inc	11
5,080	*	Opsware, Inc	42
256,249	*	Oracle Corp	3,713
2,281	*	Packeteer, Inc	26
7,453	*	Parametric Technology Corp	95
860	*	PDF Solutions, Inc	11
438		Pegasystems, Inc	3
1,196	*	PeopleSupport, Inc	16
1,107	*	Perficient, Inc	14
5,518	*	Perot Systems Corp (Class A)	80
2,169	*	Phase Forward, Inc	25
1,058	*	Portfolio Recovery Associates, Inc	48
863	*	PRA International	19
4,849	*	Premiere Global Services, Inc	37
2,510	*	Progress Software Corp	59
1,000		QAD, Inc	8
884		Quality Systems, Inc	33
4,302	*	Quest Software, Inc	60
1,505	*	Radiant Systems, Inc	16
1,200	*	Radisys Corp	26
6,912	*	RealNetworks, Inc	74
11,838	*	Red Hat, Inc	277
3,593	*	Redback Networks, Inc	66
781		Renaissance Learning, Inc	11
4,532	*	Rent-A-Center, Inc	113
1,744	*	Rewards Network, Inc	14
4,293		Reynolds & Reynolds Co (Class A)	132
712	*	RightNow Technologies, Inc	12
9,787		Robert Half International, Inc	411
2,131		Rollins, Inc	42
4,866	*	RSA Security, Inc	132
5,099	*	S1 Corp	24
1,510	*	SafeNet, Inc	27
5,449	*	Salesforce.com, Inc	145
5,900	*	Sapient Corp	31
3,543	*	Secure Computing Corp	31

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

18,711		ServiceMaster Co	$193
639	*	SI International, Inc	20
3,771	*	Sitel Corp	15
1,301	*	Smith Micro Software, Inc	21
1,534	*	Sohu.com, Inc	40
4,123	*	SonicWALL, Inc	37
16,726	*	Sonus Networks, Inc	83
3,912	*	Sotheby’s Holdings, Inc (Class A)	103
4,207	*	Spherion Corp	38
1,239	*	SPSS, Inc	40
2,484	*	SRA International, Inc (Class A)	66
627	*	SSA Global Technologies, Inc	12
746		Startek, Inc	11
1,182		Stellent, Inc	11
702	*	Stratasys, Inc	21
225,053	*	Sun Microsystems, Inc	934
5,794	*	Sybase, Inc	113
1,700	*	SYKES Enterprises, Inc	28
67,242	*	Symantec Corp	1,045
797	*	SYNNEX Corp	15
9,458	*	Synopsys, Inc	178
403		Syntel, Inc	8
4,650	*	Take-Two Interactive Software, Inc	50
1,034	*	TAL International Group, Inc	25
879	*	Taleo Corp	10
1,878		Talx Corp	41
2,576	*	TeleTech Holdings, Inc	33
1,161		TheStreet.com, Inc	15
4,249	*	THQ, Inc	92
13,792	*	TIBCO Software, Inc	97
1,534	*	TNS, Inc	32
2,517		Total System Services, Inc	49
1,168	*	TradeStation Group, Inc	15
2,473	*	Transaction Systems Architects, Inc	103
300	*	Travelzoo, Inc	9
2,823	*	Trizetto Group, Inc	42
1,541	*	Ultimate Software Group, Inc	30
22,840	*	Unisys Corp	144
3,701		United Online, Inc	45
4,172	*	United Rentals, Inc	134
1,948	*	Universal Compression Holdings, Inc	123
4,015	*	VA Software Corp	16
6,598	*	Valueclick, Inc	101
1,577	*	Vasco Data Security International	13
812	*	Verint Systems, Inc	24
15,786	*	VeriSign, Inc	366
634	*	Vertrue, Inc	27
1,519		Viad Corp	48
1,694	*	Vignette Corp	25
572	*	Volt Information Sciences, Inc	27
35,145		Waste Management, Inc	1,261
2,703	*	WebEx Communications, Inc	96
449	*	WebMD Health Corp	21
3,244	*	webMethods, Inc	32
2,958	*	Websense, Inc	61
1,107	*	WebSideStory, Inc	14
4,910	*	Wind River Systems, Inc	44
2,159	*	Witness Systems, Inc	44
90,812	*	Yahoo!, Inc	2,997

		TOTAL BUSINESS SERVICES	64,775

CHEMICALS AND ALLIED PRODUCTS - 9.15%
98,401		Abbott Laboratories	4,291
1,431	*	Abraxis BioScience, Inc	34
1,098	*	Acadia Pharmaceuticals, Inc	9
200	*	Adams Respiratory Therapeutics, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

996	*	Adeza Biomedical Corp	$14
2,849	*	Adolor Corp	71
525	*	Advanced Magnetics, Inc	16
3,480	*	ADVENTRX Pharmaceuticals, Inc	11
14,451		Air Products & Chemicals, Inc	924
1,600	*	Albany Molecular Research, Inc	17
2,452		Albemarle Corp	117
5,024		Alberto-Culver Co	245
2,114	*	Alexion Pharmaceuticals, Inc	76
5,676	*	Alkermes, Inc	107
2,039	*	Alnylam Pharmaceuticals, Inc	31
2,624		Alpharma, Inc (Class A)	63
2,837	*	American Oriental Bioengineering, Inc	16
928		American Vanguard Corp	14
76,159	*	Amgen, Inc	4,968
1,944	*	Anadys Pharmaceuticals, Inc	6
5,037	*	Andrx Corp	117
1,500		Arch Chemicals, Inc	54
3,078	*	Arena Pharmaceuticals, Inc	36
3,660	*	Array Biopharma, Inc	31
2,452	*	Atherogenics, Inc	32
1,439	*	Auxilium Pharmaceuticals, Inc	11
1,833	*	AVANIR Pharmaceuticals	13
6,079		Avery Dennison Corp	353
3,321	*	AVI BioPharma, Inc	12
29,020		Avon Products, Inc	900
780		Balchem Corp	18
6,940	*	Barr Pharmaceuticals, Inc	331
872	*	Bentley Pharmaceuticals, Inc	10
1,474	*	BioCryst Pharmaceuticals, Inc	21
2,648	*	Bioenvision, Inc	14
22,160	*	Biogen Idec, Inc	1,027
5,486	*	BioMarin Pharmaceuticals, Inc	79
900	*	Bradley Pharmaceuticals, Inc	9
126,772		Bristol-Myers Squibb Co	3,278
4,244		Cabot Corp	147
2,400		Calgon Carbon Corp	15
1,815		Cambrex Corp	38
631	*	Caraco Pharmaceutical Laboratories Ltd	6
4,692		Celanese Corp (Series A)	96
3,105	*	Cell Genesys, Inc	16
3,899	*	Cephalon, Inc	234
3,523		CF Industries Holdings, Inc	50
4,654	*	Charles River Laboratories International, Inc	171
1,163	*	Chattem, Inc	35
15,194		Chemtura Corp	142
4,292		Church & Dwight Co, Inc	156
9,732		Clorox Co	593
1,192	*	Coley Pharmaceutical Group, Inc	14
33,183		Colgate-Palmolive Co	1,988
1,544	*	Combinatorx, Inc	14
2,200	*	Connetics Corp	26
1,751	*	Conor Medsystems, Inc	48
860	*	Cotherix, Inc	7
3,622	*	Cubist Pharmaceuticals, Inc	91
2,618	*	Cypress Bioscience, Inc	16
2,754		Cytec Industries, Inc	148
1,702	*	Cytokinetics, Inc	11
5,659		Dade Behring Holdings, Inc	236
4,015	*	Dendreon Corp	19
1,604		Diagnostic Products Corp	93
1,130	*	Digene Corp	44
61,997		Dow Chemical Co	2,420
59,385		Du Pont (E.I.) de Nemours & Co	2,470
3,494	*	Durect Corp	14
5,082		Eastman Chemical Co	274

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

11,655		Ecolab, Inc	$473
63,394		Eli Lilly & Co	3,504
1,704	*	Elizabeth Arden, Inc	30
1,484	*	Emisphere Technologies, Inc	13
4,500	*	Encysive Pharmaceuticals, Inc	31
3,094	*	Enzon Pharmaceuticals, Inc	23
8,026		Estee Lauder Cos (Class A)	310
2,913		Ferro Corp	46
2,528		FMC Corp	163
21,008	*	Forest Laboratories, Inc	813
30,139	*	Genentech, Inc	2,465
1,612	*	Genitope Corp	10
8,696	*	Genta, Inc	14
16,791	*	Genzyme Corp	1,025
2,274		Georgia Gulf Corp	57
4,250	*	Geron Corp	29
29,435	*	Gilead Sciences, Inc	1,741
818	*	GTx, Inc	7
2,040		H.B. Fuller Co	89
1,828	*	Hana Biosciences, Inc	17
7,598	*	Hercules, Inc	116
517	*	Hi-Tech Pharmacal Co, Inc	9
10,193	*	Hospira, Inc	438
8,974	*	Human Genome Sciences, Inc	96
5,464	*	Huntsman Corp	95
861	*	Idenix Pharmaceuticals, Inc	8
2,122	*	Idexx Laboratories, Inc	159
4,629	*	ImClone Systems, Inc	179
4,347	*	Immucor, Inc	84
3,006	*	Indevus Pharmaceuticals, Inc	16
730		Innospec, Inc	19
236		Inter Parfums, Inc	4
1,694	*	InterMune, Inc	28
5,869		International Flavors & Fragrances, Inc	207
1,794	*	Inverness Medical Innovations, Inc	51
3,327	*	Invitrogen Corp	220
15,613	*	King Pharmaceuticals, Inc	265
650		Koppers Holdings, Inc	13
1,185	*	Kos Pharmaceuticals, Inc	45
358		Kronos Worldwide, Inc	10
2,481	*	KV Pharmaceutical Co (Class A)	46
4,300		Lubrizol Corp	171
13,216		Lyondell Chemical Co	299
1,876		MacDermid, Inc	54
987		Mannatech, Inc	12
1,441	*	MannKind Corp	31
2,109	*	Martek Biosciences Corp	61
7,861	*	Medarex, Inc	76
3,315	*	Medicines Co	65
3,736		Medicis Pharmaceutical Corp (Class A)	90
747	*	Medifast, Inc	13
16,191	*	Medimmune, Inc	439
140,709		Merck & Co, Inc	5,126
1,096		Meridian Bioscience, Inc	27
1,372	*	Metabasis Therapeutics, Inc	10
4,800	*	MGI Pharma, Inc	103
20,319	*	Millennium Pharmaceuticals, Inc	203
1,370		Minerals Technologies, Inc	71
1,402	*	Momenta Pharmaceuticals, Inc	18
17,438		Monsanto Co	1,468
8,391	*	Mosaic Co	131
13,533		Mylan Laboratories, Inc	271
2,738	*	Myogen, Inc	79
4,000	*	Nabi Biopharmaceuticals	23
6,850	*	Nalco Holding Co	121
1,189	*	Nastech Pharmaceutical Co, Inc	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

3,790	*	NBTY, Inc	$91
2,526	*	Neurocrine Biosciences, Inc	27
838	*	New River Pharmaceuticals, Inc	24
1,115		NewMarket Corp	55
964		NL Industries, Inc	10
1,322	*	Northfield Laboratories, Inc	13
3,944	*	Novavax, Inc	20
1,495	*	Noven Pharmaceuticals, Inc	27
2,588	*	NPS Pharmaceuticals, Inc	13
3,169	*	Nuvelo, Inc	53
4,620		Olin Corp	83
1,900	*	OM Group, Inc	59
2,655	*	Omnova Solutions, Inc	15
2,409	*	Onyx Pharmaceuticals, Inc	41
2,901	*	OraSure Technologies, Inc	28
3,810	*	OSI Pharmaceuticals, Inc	126
1,393	*	Pacific Ethanol, Inc	32
1,792	*	Pain Therapeutics, Inc	15
3,203	*	Panacos Pharmaceuticals, Inc	18
2,340	*	Par Pharmaceutical Cos, Inc	43
1,703	*	Parexel International Corp	49
812	*	Parlux Fragrances, Inc	8
7,345	*	PDL BioPharma, Inc	135
1,492	*	Penwest Pharmaceuticals Co	33
11,078	*	Peregrine Pharmaceuticals, Inc	18
5,365		Perrigo Co	86
1,182	*	PetMed Express, Inc	13
472,382		Pfizer, Inc	11,087
1,639	*	Pharmion Corp	28
752	*	Pioneer Cos, Inc	21
6,365	*	PolyOne Corp	56
1,425	*	Pozen, Inc	10
10,681		PPG Industries, Inc	705
20,856		Praxair, Inc	1,126
1,891	*	Prestige Brands Holdings, Inc	19
211,292		Procter & Gamble Co	11,748
1,419	*	Progenics Pharmaceuticals, Inc	34
1,976	*	Quidel Corp	19
1,297	*	Renovis, Inc	20
11,215	*	Revlon, Inc (Class A)	14
1,957	*	Rockwood Holdings, Inc	45
10,198		Rohm & Haas Co	511
7,884		RPM International, Inc	142
2,502	*	Salix Pharmaceuticals Ltd	31
2,916	*	Santarus, Inc	19
95,506		Schering-Plough Corp	1,817
1,824	*	Sciele Pharma, Inc	42
2,971		Scotts Miracle-Gro Co (Class A)	126
3,076		Sensient Technologies Corp	64
7,046	*	Sepracor, Inc	403
2,326	*	Serologicals Corp	73
4,322		Sigma-Aldrich Corp	314
2,535	*	Sirna Therapeutics, Inc	14
1,502	*	Solexa, Inc	13
500		Stepan Co	16
3,078	*	SuperGen, Inc	11
900	*	SurModics, Inc	32
1,732	*	Tanox, Inc	24
2,786		Tronox, Inc	37
3,302		UAP Holding Corp	72
1,527	*	United Therapeutics Corp	88
594	*	USANA Health Sciences, Inc	23
5,847		USEC, Inc	69
5,951		Valeant Pharmaceuticals International	101
6,561		Valspar Corp	173
5,522	*	VCA Antech, Inc	176

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

7,113	*	Vertex Pharmaceuticals, Inc	$261
4,346	*	Viropharma, Inc	37
425	*	Visicu, Inc	7
6,559	*	Watson Pharmaceuticals, Inc	153
893		Westlake Chemical Corp	27
4,714	*	WR Grace & Co	55
86,765		Wyeth	3,853
1,060	*	Xenoport, Inc	19
2,399	*	Zymogenetics, Inc	45

		TOTAL CHEMICALS AND ALLIED PRODUCTS	83,881

COAL MINING - 0.27%
3,350	*	Alpha Natural Resources, Inc	66
9,116		Arch Coal, Inc	386
11,916		Consol Energy, Inc	557
2,939		Foundation Coal Holdings, Inc	138
7,316	*	International Coal Group, Inc	53
879	*	James River Coal Co	23
5,174		Massey Energy Co	186
16,980		Peabody Energy Corp	947
1,148		Penn Virginia Corp	80
431	*	Westmoreland Coal Co	10

		TOTAL COAL MINING	2,446

COMMUNICATIONS - 4.66%
2,743		Alaska Communications Systems Group, Inc	35
24,700		Alltel Corp	1,577
27,211	*	American Tower Corp (Class A)	847
2,198		Anixter International, Inc	104
250,650		AT&T, Inc	6,991
356		Atlantic Tele-Network, Inc	7
1,206	*	Audiovox Corp (Class A)	16
29,737	*	Avaya, Inc	340
116,603		BellSouth Corp	4,221
3,622	*	Brightpoint, Inc	49
13,439		Cablevision Systems Corp (Class A)	288
1,055	*	Cbeyond Communications, Inc	23
43,382		CBS Corp	1,173
1,478		Centennial Communications Corp	8
7,562		CenturyTel, Inc	281
25,044	*	Charter Communications, Inc (Class A)	28
16,520	*	Cincinnati Bell, Inc	68
2,418		Citadel Broadcasting Corp	22
20,972		Citizens Communications Co	274
32,438		Clear Channel Communications, Inc	1,004
125,596	*	Comcast Corp (Class A)	4,112
1,582		Commonwealth Telephone Enterprises, Inc	52
1,530		Consolidated Communications Holdings, Inc	25
18,769	*	Covad Communications Group, Inc	38
2,938	*	Cox Radio, Inc (Class A)	42
13,950	*	Crown Castle International Corp	482
1,802	*	Crown Media Holdings, Inc (Class A)	7
1,200		CT Communications, Inc	27
3,424	*	Cumulus Media, Inc (Class A)	37
51,906	*	DIRECTV Group, Inc	856
9,292	*	Dobson Communications Corp (Class A)	72
13,281	*	EchoStar Communications Corp (Class A)	409
9,310	*	Embarq Corp	382
2,106	*	Emmis Communications Corp (Class A)	33
2,180		Entercom Communications Corp	57
5,154	*	Entravision Communications Corp (Class A)	44
575	*	Eschelon Telecom, Inc	9
1,820		Fairpoint Communications, Inc	26
3,521	*	First Avenue Networks, Inc	38
354	*	Fisher Communications, Inc	15
9,435	*	Foundry Networks, Inc	101

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

3,022	*	General Communication, Inc (Class A)	$37
4,248		Global Payments, Inc	206
1,459		Golden Telecom, Inc	37
3,118		Gray Television, Inc	18
2,115		Hearst-Argyle Television, Inc	47
11,619	*	IAC/InterActiveCorp	308
3,749	*	IDT Corp (Class B)	52
1,065	*	InPhonic, Inc	7
1,874		Iowa Telecommunications Services, Inc	35
1,069	*	iPCS, Inc	52
3,186	*	j2 Global Communications, Inc	99
2,836	*	Leap Wireless International, Inc	135
54,517	*	Level 3 Communications, Inc	242
29,646	*	Liberty Global, Inc	637
9,080	*	Liberty Media Holding Corp (Capital)	761
45,281	*	Liberty Media Holding Corp (Interactive)	782
1,755	*	Lightbridge, Inc	23
1,798	*	Lin TV Corp (Class A)	14
767	*	Lodgenet Entertainment Corp	14
2,626	*	Mastec, Inc	35
4,583	*	Mediacom Communications Corp	29
4,025	*	NeuStar, Inc	136
8,710	*	NII Holdings, Inc (Class B)	491
1,200		North Pittsburgh Systems, Inc	33
1,922	*	Novatel Wireless, Inc	20
940	*	NTELOS Holdings Corp	13
3,376		PanAmSat Holding Corp	84
3,540	*	Pegasus Wireless Corp	32
3,375	*	Price Communications Corp	57
101,946	*	Qwest Communications International, Inc	825
5,650	*	Radio One, Inc (Class D)	42
1,881	*	RCN Corp	47
695		Salem Communications Corp (Class A)	9
529	*	SAVVIS, Inc	16
6,600	*	SBA Communications Corp	172
468		Shenandoah Telecom Co	22
3,111		Sinclair Broadcast Group, Inc (Class A)	27
2,599	*	Spanish Broadcasting System, Inc (Class A)	13
186,850		Sprint Nextel Corp	3,735
956		SureWest Communications	18
1,160	*	Syniverse Holdings, Inc	17
1,652	*	Talk America Holdings, Inc	10
7,023		Telephone & Data Systems, Inc	291
1,962	*	Terremark Worldwide, Inc	7
4,990	*	TiVo, Inc	36
4,890	*	Ubiquitel, Inc	50
13,887	*	Univision Communications, Inc (Class A)	465
1,032	*	US Cellular Corp	62
1,642		USA Mobility, Inc	27
1,999		Valor Communications Group, Inc	23
188,077		Verizon Communications, Inc	6,299
40,913	*	Viacom, Inc	1,466
1,993	*	Vonage Holdings Corp	17
1,932	*	West Corp	93
3,292	*	Wireless Facilities, Inc	9
16,496	*	XM Satellite Radio Holdings, Inc	242

		TOTAL COMMUNICATIONS	42,696

DEPOSITORY INSTITUTIONS - 10.21%
1,016		1st Source Corp	34
458		Abington Community Bancorp, Inc	7
626	*	ACE Cash Express, Inc	18
922		Alabama National Bancorp	63
1,700		Amcore Financial, Inc	50
678		AmericanWest Bancorp	15
853		Ameris Bancorp	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

22,325		AmSouth Bancorp	$590
1,536		Anchor Bancorp Wisconsin, Inc	46
700		Arrow Financial Corp	19
8,520		Associated Banc-Corp	269
5,993		Astoria Financial Corp	182
520		Bancfirst Corp	23
586	*	Bancorp, Inc	15
5,540		Bancorpsouth, Inc	151
500		BancTrust Financial Group, Inc	12
4,488		Bank Mutual Corp	55
294,212		Bank of America Corp	14,152
1,000		Bank of Granite Corp	21
3,393		Bank of Hawaii Corp	168
49,118		Bank of New York Co, Inc	1,582
638		Bank of the Ozarks, Inc	21
2,977		BankAtlantic Bancorp, Inc (Class A)	44
1,599		BankFinancial Corp	28
2,017		BankUnited Financial Corp (Class A)	62
777		Banner Corp	30
35,232		BB&T Corp	1,465
550		Berkshire Hills Bancorp, Inc	20
1,600	*	BFC Financial Corp	11
1,341		BOK Financial Corp	67
2,260		Boston Private Financial Holdings, Inc	63
3,927		Brookline Bancorp, Inc	54
514		Cadence Financial Corp	11
580		Camden National Corp	23
831		Capital City Bank Group, Inc	25
599		Capital Corp of the West	19
828		Capitol Bancorp Ltd	32
1,324		Capitol Federal Financial	45
1,590		Cardinal Financial Corp	18
1,441		Cascade Bancorp	41
242		Cass Information Systems, Inc	12
3,316		Cathay General Bancorp	121
3,800	*	Centennial Bank Holdings, Inc	39
622		Center Financial Corp	15
565		Centerstate Banks of Florida, Inc	12
1,887		Central Pacific Financial Corp	73
285		Charter Financial Corp	11
1,722		Chemical Financial Corp	53
3,197		Chittenden Corp	83
320,491		Citigroup, Inc	15,460
2,860		Citizens Banking Corp	70
553		Citizens First Bancorp, Inc	15
550		City Bank	26
1,123		City Holding Co	41
2,626		City National Corp	171
875		Clifton Savings Bancorp, Inc	9
1,056		Coastal Financial Corp	14
675		CoBiz, Inc	15
9,930		Colonial Bancgroup, Inc	255
633		Columbia Bancorp	16
1,059		Columbia Banking System, Inc	40
10,473		Comerica, Inc	544
11,867		Commerce Bancorp, Inc	423
4,304		Commerce Bancshares, Inc	215
2,989		Commercial Capital Bancorp, Inc	47
345	*	Community Bancorp	11
326		Community Bancorp, Inc	14
2,024		Community Bank System, Inc	41
1,549		Community Banks, Inc	40
1,003		Community Trust Bancorp, Inc	35
8,046		Compass Bancshares, Inc	447
2,340		Corus Bankshares, Inc	61
3,532		Cullen/Frost Bankers, Inc	202

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

4,026		CVB Financial Corp	$63
1,609		Dime Community Bancshares	22
639	*	Dollar Financial Corp	12
1,361		Downey Financial Corp	92
3,926		East West Bancorp, Inc	149
512		Enterprise Financial Services Corp	13
2,103	*	Euronet Worldwide, Inc	81
447		Farmers Capital Bank Corp	15
1,729		Fidelity Bankshares, Inc	55
30,684		Fifth Third Bancorp	1,134
720		First Bancorp	15
4,676		First Bancorp	43
900		First Busey Corp (Class A)	18
2,100		First Charter Corp	52
429		First Citizens Bancshares, Inc (Class A)	86
4,700		First Commonwealth Financial Corp	60
1,247		First Community Bancorp, Inc	74
680		First Community Bancshares, Inc	22
2,359		First Financial Bancorp	35
1,332		First Financial Bankshares, Inc	49
903		First Financial Corp	27
600		First Financial Holdings, Inc	19
8,055		First Horizon National Corp	324
915		First Indiana Corp	24
1,238		First Merchants Corp	30
3,362		First Midwest Bancorp, Inc	125
7,184		First Niagara Financial Group, Inc	101
465		First Oak Brook Bancshares, Inc	17
987		First Place Financial Corp	23
162	*	First Regional Bancorp	14
1,356		First Republic Bank	62
504		First South Bancorp, Inc	17
998		First State Bancorporation	24
1,077	*	FirstFed Financial Corp	62
5,702		FirstMerit Corp	119
912		Flag Financial Corp	18
1,967		Flagstar Bancorp, Inc	31
1,105		Flushing Financial Corp	20
3,778		FNB Corp	60
419		FNB Corp	16
1,364	*	Franklin Bank Corp	28
4,200		Fremont General Corp	78
1,596		Frontier Financial Corp	54
11,161		Fulton Financial Corp	178
872		GB&T Bancshares, Inc	19
2,312		Glacier Bancorp, Inc	68
16,861		Golden West Financial Corp	1,251
699		Great Southern Bancorp, Inc	21
3,069		Greater Bay Bancorp	88
437		Greene County Bancshares, Inc	14
1,914		Hancock Holding Co	107
2,620		Hanmi Financial Corp	51
1,257		Harbor Florida Bancshares, Inc	47
1,820		Harleysville National Corp	39
928		Heartland Financial USA, Inc	25
803		Heritage Commerce Corp	20
707		Horizon Financial Corp	19
37,381		Hudson City Bancorp, Inc	498
15,800		Huntington Bancshares, Inc	373
632		IBERIABANK Corp	36
938		Independent Bank Corp	30
1,603		Independent Bank Corp	42
4,091		IndyMac Bancorp, Inc	188
1,040		Integra Bank Corp	23
924		Interchange Financial Services Corp	21
2,996		International Bancshares Corp	82

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

309	*	Intervest Bancshares Corp	$13
3,434	*	Investors Bancorp, Inc	47
4,426		Investors Financial Services Corp	199
1,234		Irwin Financial Corp	24
323		ITLA Capital Corp	17
224,015		JPMorgan Chase & Co	9,409
1,441		Kearny Financial Corp	21
26,069		Keycorp	930
2,198		KNBT Bancorp, Inc	36
931		Lakeland Bancorp, Inc	15
734		Lakeland Financial Corp	18
4,903		M&T Bank Corp	578
957		Macatawa Bank Corp	22
2,162		MAF Bancorp, Inc	93
697		MainSource Financial Group, Inc	12
15,734		Marshall & Ilsley Corp	720
1,480		MB Financial, Inc	52
977		MBT Financial Corp	16
26,669		Mellon Financial Corp	918
548		Mercantile Bank Corp	22
7,938		Mercantile Bankshares Corp	283
302		MetroCorp Bancshares, Inc	9
1,600		Mid-State Bancshares	45
1,081		Midwest Banc Holdings, Inc	24
1,144		Nara Bancorp, Inc	21
206		NASB Financial, Inc	7
36,719		National City Corp	1,329
3,016		National Penn Bancshares, Inc	60
2,152		NBT Bancorp, Inc	50
3,099	*	Net 1 UEPS Technologies, Inc	85
3,228		NetBank, Inc	21
18,040		New York Community Bancorp, Inc	298
7,703		NewAlliance Bancshares, Inc	110
30,000		North Fork Bancorporation, Inc	905
558	*	Northern Empire Bancshares	13
14,060		Northern Trust Corp	778
1,341		Northwest Bancorp, Inc	36
486		OceanFirst Financial Corp	11
4,701		Old National Bancorp	94
1,064		Old Second Bancorp, Inc	33
853		Omega Financial Corp	27
1,295		Oriental Financial Group, Inc	17
3,244		Pacific Capital Bancorp	101
888		Park National Corp	88
3,379		Partners Trust Financial Group, Inc	38
762		Pennfed Financial Services, Inc	14
595		Peoples Bancorp, Inc	18
3,916		People’s Bank	129
1,580		PFF Bancorp, Inc	52
986	*	Pinnacle Financial Partners, Inc	30
747		Placer Sierra Bancshares	17
18,364		PNC Financial Services Group, Inc	1,289
17,935		Popular, Inc	344
283		Preferred Bank	15
937		Premierwest Bancorp	13
1,141		PrivateBancorp, Inc	47
1,637		Prosperity Bancshares, Inc	54
2,140		Provident Bankshares Corp	78
4,684		Provident Financial Services, Inc	84
2,753		Provident New York Bancorp	36
1,974		R & G Financial Corp (Class B)	17
29,394		Regions Financial Corp	973
513		Renasant Corp	21
5,382		Republic Bancorp, Inc	67
584		Republic Bancorp, Inc (Class A)	12
303		Royal Bancshares of Pennsylvania (Class A)	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

1,811		S&T Bancorp, Inc	$60
846		S.Y. Bancorp, Inc	23
1,000		Sandy Spring Bancorp, Inc	36
357		Santander BanCorp	9
577		SCBT Financial Corp	20
740		Seacoast Banking Corp of Florida	20
938		Security Bank Corp	21
549		Shore Bancshares, Inc	15
370		Sierra Bancorp	10
1,893	*	Signature Bank	61
1,066		Simmons First National Corp (Class A)	31
6,530		Sky Financial Group, Inc	154
502		Smithtown Bancorp, Inc	12
769		Sound Federal Bancorp, Inc	16
4,761		South Financial Group, Inc	126
687		Southside Bancshares, Inc	15
740		Southwest Bancorp, Inc	19
24,906		Sovereign Bancorp, Inc	506
672		State National Bancshares, Inc	26
21,537		State Street Corp	1,251
1,199		Sterling Bancorp	23
2,600		Sterling Bancshares, Inc	49
1,778		Sterling Financial Corp	39
2,355		Sterling Financial Corp	72
701		Suffolk Bancorp	23
689		Summit Bancshares, Inc	15
558	*	Sun Bancorp, Inc	9
23,443		SunTrust Banks, Inc	1,788
943	*	Superior Bancorp	10
3,131		Susquehanna Bancshares, Inc	75
2,287	*	SVB Financial Group	104
18,315		Synovus Financial Corp	490
300		Taylor Capital Group, Inc	12
8,692		TCF Financial Corp	230
6,502		TD Banknorth, Inc	191
1,482	*	Texas Capital Bancshares, Inc	34
2,864		Texas Regional Bancshares, Inc (Class A)	109
593		Texas United Bancshares, Inc	17
1,372		TierOne Corp	46
709		Tompkins Trustco, Inc	30
726		Trico Bancshares	20
5,202		Trustco Bank Corp NY	57
3,402		Trustmark Corp	105
6,278		UCBH Holdings, Inc	104
2,088		UMB Financial Corp	70
3,609		Umpqua Holdings Corp	93
543		Union Bankshares Corp	23
3,534		UnionBanCal Corp	228
2,534		United Bankshares, Inc	93
2,128		United Community Banks, Inc	65
1,981		United Community Financial Corp	24
460		United Security Bancshares	10
792		Univest Corp of Pennsylvania	22
114,754		US Bancorp	3,544
1,110		USB Holding Co, Inc	25
7,403		Valley National Bancorp	190
526		Vineyard National Bancorp	14
753	*	Virginia Commerce Bancorp	18
524		Virginia Financial Group, Inc	22
7,937		W Holding Co, Inc	53
103,692		Wachovia Corp	5,608
5,875		Washington Federal, Inc	136
61,934		Washington Mutual, Inc	2,823
881		Washington Trust Bancorp, Inc	24
681	*	Wauwatosa Holdings, Inc	12
3,532		Webster Financial Corp	167

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

108,305		Wells Fargo & Co	$7,265
1,534		WesBanco, Inc	47
1,260		West Bancorporation, Inc	23
977		West Coast Bancorp	29
2,016		Westamerica Bancorporation	99
850	*	Western Alliance Bancorp	29
358		Westfield Financial, Inc	10
4,160		Whitney Holding Corp	147
961		Willow Grove Bancorp, Inc	15
4,525		Wilmington Trust Corp	191
980		Wilshire Bancorp, Inc	18
1,580		Wintrust Financial Corp	80
320		WSFS Financial Corp	20
558		Yardville National Bancorp	20
6,629		Zions Bancorporation	517

		TOTAL DEPOSITORY INSTITUTIONS	93,644

EATING AND DRINKING PLACES - 0.94%
1,322	*	AFC Enterprises	17
4,987		Applebees International, Inc	96
7,274		Aramark Corp (Class B)	241
758	*	BJ’s Restaurants, Inc	17
2,400		Bob Evans Farms, Inc	72
5,563		Brinker International, Inc	202
395	*	Buffalo Wild Wings, Inc	15
1,314	*	California Pizza Kitchen, Inc	36
1,992		CBRL Group, Inc	68
2,362	*	CEC Entertainment, Inc	76
514	*	Chipotle Mexican Grill, Inc	31
3,658		CKE Restaurants, Inc	61
2,170	*	Cosi, Inc	14
9,630		Darden Restaurants, Inc	379
6,036	*	Denny’s Corp	22
2,437		Domino’s Pizza, Inc	60
1,384		IHOP Corp	67
2,392	*	Jack in the Box, Inc	94
3,561	*	Krispy Kreme Doughnuts, Inc	29
1,203		Landry’s Restaurants, Inc	39
1,188		Lone Star Steakhouse & Saloon, Inc	31
1,554	*	Luby’s, Inc	16
528	*	McCormick & Schmick’s Seafood Restaurants, Inc	13
80,340		McDonald’s Corp	2,699
654	*	Morton’s Restaurant Group, Inc	10
1,720	*	O’Charleys, Inc	29
4,319		OSI Restaurant Partners, Inc	149
1,450	*	Papa John’s International, Inc	48
1,702	*	PF Chang’s China Bistro, Inc	65
2,362	*	Rare Hospitality International, Inc	68
957	*	Red Robin Gourmet Burgers, Inc	41
3,600		Ruby Tuesday, Inc	88
800	*	Ruth’s Chris Steak House, Inc	16
2,829	*	Ryan’s Restaurant Group, Inc	34
6,111	*	Sonic Corp	127
49,507	*	Starbucks Corp	1,869
3,384	*	Texas Roadhouse, Inc (Class A)	46
5,201	*	The Cheesecake Factory, Inc	140
1,689	*	The Steak N Shake Co	26
1,949	*	Tim Hortons, Inc	50
3,982		Triarc Cos (Class B)	62
7,520		Wendy’s International, Inc	438
17,525		Yum! Brands, Inc	881

		TOTAL EATING AND DRINKING PLACES	8,582

EDUCATIONAL SERVICES - 0.14%
9,074	*	Apollo Group, Inc (Class A)	469
6,314	*	Career Education Corp	189

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

5,717	*	Corinthian Colleges, Inc	$82
4,016	*	DeVry, Inc	88
1,214	*	Educate, Inc	9
2,770	*	ITT Educational Services, Inc	182
2,932	*	Laureate Education, Inc	125
968		Strayer Education, Inc	94
1,448	*	Universal Technical Institute, Inc	32

		TOTAL EDUCATIONAL SERVICES	1,270

ELECTRIC, GAS, AND SANITARY SERVICES - 4.06%
42,522	*	AES Corp	785
4,796		AGL Resources, Inc	183
10,738	*	Allegheny Energy, Inc	398
1,693		Allete, Inc	80
7,723		Alliant Energy Corp	265
15,781	*	Allied Waste Industries, Inc	179
12,827		Ameren Corp	648
822		American Ecology Corp	22
24,825		American Electric Power Co, Inc	850
1,100		American States Water Co	39
8,688		Aqua America, Inc	198
24,847	*	Aquila, Inc	105
5,341		Atmos Energy Corp	149
3,700		Avista Corp	84
2,253		Black Hills Corp	77
1,013		California Water Service Group	36
770		Cascade Natural Gas Corp	16
1,195	*	Casella Waste Systems, Inc (Class A)	16
20,446		Centerpoint Energy, Inc	256
1,063		CH Energy Group, Inc	51
1,104	*	Clean Harbors, Inc	45
3,305		Cleco Corp	77
14,685	*	CMS Energy Corp	190
15,657		Consolidated Edison, Inc	696
11,552		Constellation Energy Group, Inc	630
7,381	*	Covanta Holding Corp	130
568		Crosstex Energy, Inc	54
22,225		Dominion Resources, Inc	1,662
7,914		DPL, Inc	212
11,108		DTE Energy Co	453
79,676		Duke Energy Corp	2,340
5,233		Duquesne Light Holdings, Inc	86
24,110	*	Dynegy, Inc (Class A)	132
20,998		Edison International	819
42,504		El Paso Corp	638
3,388	*	El Paso Electric Co	68
1,913		Empire District Electric Co	39
4,652		Energen Corp	179
9,504		Energy East Corp	227
453		EnergySouth, Inc	14
13,410		Entergy Corp	949
43,091		Exelon Corp	2,449
21,262		FirstEnergy Corp	1,153
25,755		FPL Group, Inc	1,066
4,858		Great Plains Energy, Inc	135
5,200		Hawaiian Electric Industries, Inc	145
2,843		Idacorp, Inc	97
914		ITC Holdings Corp	24
11,365		KeySpan Corp	459
6,767		Kinder Morgan, Inc	676
1,400		Laclede Group, Inc	48
419		Markwest Hydrocarbon, Inc	10
7,850		MDU Resources Group, Inc	287
1,512		Metal Management, Inc	46
1,200		MGE Energy, Inc	37
19,331	*	Mirant Corp	518

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

5,518		National Fuel Gas Co	$194
1,850		New Jersey Resources Corp	87
2,750		Nicor, Inc	114
17,372		NiSource, Inc	379
9,900		Northeast Utilities	205
1,750		Northwest Natural Gas Co	65
2,408		NorthWestern Corp	83
8,755	*	NRG Energy, Inc	422
6,921		NSTAR	198
5,851		OGE Energy Corp	205
7,361		Oneok, Inc	251
869		Ormat Technologies, Inc	33
1,956		Otter Tail Corp	53
2,462		Peoples Energy Corp	88
12,472		Pepco Holdings, Inc	294
22,498		PG&E Corp	884
591	*	Pico Holdings, Inc	19
5,355		Piedmont Natural Gas Co, Inc	130
1,025	*	Pike Electric Corp	20
6,539		Pinnacle West Capital Corp	261
3,483	*	Plug Power, Inc	16
4,199		PNM Resources, Inc	105
1,726		Portland General Electric Co	43
24,698		PPL Corp	798
16,208		Progress Energy, Inc	695
5,000	v*	Progress Energy, Inc	—	^
16,208		Public Service Enterprise Group, Inc	1,072
7,154		Puget Energy, Inc	154
5,509		Questar Corp	443
19,500	*	Reliant Energy, Inc	234
7,670		Republic Services, Inc	309
1,126		Resource America, Inc (Class A)	21
7,275		SCANA Corp	281
16,743		Sempra Energy	761
12,547	*	Sierra Pacific Resources	176
1,020		SJW Corp	26
1,884		South Jersey Industries, Inc	52
47,830		Southern Co	1,533
6,440		Southern Union Co	174
2,572		Southwest Gas Corp	81
1,025		Southwest Water Co	12
2,854	*	Stericycle, Inc	186
3,976		Synagro Technologies, Inc	16
13,485		TECO Energy, Inc	201
29,447		TXU Corp	1,761
6,965		UGI Corp	172
980		UIL Holdings Corp	55
2,373		Unisource Energy Corp	74
4,904		Vectren Corp	134
3,033	*	Waste Connections, Inc	110
499		Waste Industries USA, Inc	11
1,458	*	Waste Services, Inc	13
5,625		Westar Energy, Inc	118
4,079		Western Gas Resources, Inc	244
3,300		WGL Holdings, Inc	96
38,193		Williams Cos, Inc	892
7,578		Wisconsin Energy Corp	305
2,680		WPS Resources Corp	133
26,149		Xcel Energy, Inc	502

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	37,221

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.91%
1,556	*	Actel Corp	22
3,000		Acuity Brands, Inc	117
7,209	*	Adaptec, Inc	31
7,316	*	ADC Telecommunications, Inc	123

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

4,420		Adtran, Inc	$99
2,343	*	Advanced Analogic Technologies, Inc	25
2,251	*	Advanced Energy Industries, Inc	30
31,201	*	Advanced Micro Devices, Inc	762
4,300	*	Aeroflex, Inc	50
10,899	*	Agere Systems, Inc	160
23,550	*	Altera Corp	413
10,928		American Power Conversion Corp	213
1,695	*	American Superconductor Corp	15
4,556		Ametek, Inc	216
2,968	*	AMIS Holdings, Inc	30
6,298	*	Amkor Technology, Inc	60
5,827		Amphenol Corp (Class A)	326
3,097	*	Anadigics, Inc	21
23,273		Analog Devices, Inc	748
10,546	*	Andrew Corp	93
19,510	*	Applied Micro Circuits Corp	53
6,887	*	Arris Group, Inc	90
3,325	*	Atheros Communications, Inc	63
27,704	*	Atmel Corp	154
2,512	*	ATMI, Inc	62
10,804	*	Avanex Corp	19
8,282	*	Avnet, Inc	166
3,547		AVX Corp	56
2,164		Baldor Electric Co	68
674		Bel Fuse, Inc (Class B)	22
4,279	*	Benchmark Electronics, Inc	103
3,618	*	Bookham, Inc	12
29,353	*	Broadcom Corp (Class A)	882
4,435	*	Broadwing Corp	46
18,512	*	Brocade Communications Systems, Inc	114
1,448	*	CalAmp Corp	13
6,761	*	Capstone Turbine Corp	15
1,332	*	Carrier Access Corp	11
2,989	*	C-COR, Inc	23
1,663	*	Ceradyne, Inc	82
2,612	*	Checkpoint Systems, Inc	58
1,792	*	China BAK Battery, Inc	15
37,619	*	Ciena Corp	181
393,940	*	Cisco Systems, Inc	7,694
908	*	Color Kinetics, Inc	17
1,458	*	Comtech Telecommunications Corp	43
12,890	*	Comverse Technology, Inc	255
32,205	*	Conexant Systems, Inc	81
457	*	CPI International, Inc	7
5,056	*	Cree, Inc	120
2,100		CTS Corp	31
1,000		Cubic Corp	20
8,969	*	Cypress Semiconductor Corp	130
1,281	*	Diodes, Inc	53
633	*	Directed Electronics, Inc	8
2,576	*	Ditech Networks, Inc	22
2,248	*	Dolby Laboratories, Inc (Class A)	52
1,958	*	DSP Group, Inc	49
1,168	*	DTS, Inc	23
2,000	*	Electro Scientific Industries, Inc	36
2,542	*	Emcore Corp	24
26,467		Emerson Electric Co	2,218
956	*	EMS Technologies, Inc	17
3,940	*	Energizer Holdings, Inc	231
2,523	*	Energy Conversion Devices, Inc	92
3,062	*	EnerSys	64
4,298	*	Evergreen Solar, Inc	56
2,444	*	Exar Corp	32
7,886	*	Fairchild Semiconductor International, Inc	143
14,527	*	Finisar Corp	48

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

1,486		Franklin Electric Co, Inc	$77
26,157	*	Freescale Semiconductor, Inc (Class B)	769
2,934	*	FuelCell Energy, Inc	28
15,290	*	Gemstar-TV Guide International, Inc	54
1,740	*	Genlyte Group, Inc	126
6,759	*	GrafTech International Ltd	39
1,507	*	Greatbatch, Inc	36
4,325		Harman International Industries, Inc	369
5,636	*	Harmonic, Inc	25
8,649		Harris Corp	359
6,021	*	Hexcel Corp	95
829	*	Hittite Microwave Corp	30
53,379		Honeywell International, Inc	2,151
1,800	*	Hutchinson Technology, Inc	39
739	*	ID Systems, Inc	13
1,334	*	Ikanos Communications, Inc	20
2,223		Imation Corp	91
13,019	*	Integrated Device Technology, Inc	185
375,036		Intel Corp	7,107
3,415	*	Interdigital Communications Corp	119
2,148	*	International DisplayWorks, Inc	11
4,573	*	International Rectifier Corp	179
9,144		Intersil Corp (Class A)	213
1,421		Inter-Tel, Inc	30
2,296	*	InterVoice, Inc	16
724	*	iRobot Corp	18
1,636	*	IXYS Corp	16
104,651	*	JDS Uniphase Corp	265
6,007	*	Kemet Corp	55
7,785		L-3 Communications Holdings, Inc	587
894	*	Lamson & Sessions Co	25
7,863	*	Lattice Semiconductor Corp	49
2,740		Lincoln Electric Holdings, Inc	172
19,565		Linear Technology Corp	655
1,534	*	Littelfuse, Inc	53
732	*	Loral Space & Communications, Inc	21
1,293		LSI Industries, Inc	22
25,060	*	LSI Logic Corp	224
288,746	*	Lucent Technologies, Inc	699
3,108	*	Mattson Technology, Inc	30
20,675		Maxim Integrated Products, Inc	664
936	*	Maxwell Technologies, Inc	18
9,964	*	McData Corp (Class A)	41
1,334	*	Medis Technologies Ltd	27
8,815	*	MEMC Electronic Materials, Inc	331
1,540	*	Mercury Computer Systems, Inc	24
2,500		Methode Electronics, Inc	26
833	*	Metrologic Instruments, Inc	13
4,755	*	Micrel, Inc	48
13,649		Microchip Technology, Inc	458
46,315	*	Micron Technology, Inc	698
4,543	*	Microsemi Corp	111
4,100	*	Microtune, Inc	26
7,089	*	Mindspeed Technologies, Inc	17
2,847	*	MIPS Technologies, Inc	17
1,718	*	Mobility Electronics, Inc	12
8,747		Molex, Inc	294
1,168	*	Monolithic Power Systems, Inc	14
2,561	*	Moog, Inc	88
1,507	*	MoSys, Inc	12
159,257		Motorola, Inc	3,209
7,339	*	MRV Communications, Inc	23
555	*	Multi-Fineline Electronix, Inc	18
300		National Presto Industries, Inc	16
21,753		National Semiconductor Corp	519
4,200	v*	NCP Litigation Trust	—	^

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

1,013	*	Netlogic Microsystems, Inc	$33
24,105	*	Network Appliance, Inc	851
8,219	*	Novellus Systems, Inc	203
22,670	*	Nvidia Corp	483
3,460	*	Omnivision Technologies, Inc	73
10,163	*	ON Semiconductor Corp	60
6,068	*	Openwave Systems, Inc	70
1,210	*	Oplink Communications Inc	22
1,276	*	Optical Communication Products, Inc	3
869	*	OSI Systems, Inc	15
1,250		Park Electrochemical Corp	32
1,185	*	Parkervision, Inc	11
1,447	*	Pericom Semiconductor Corp	12
2,260	*	Photronics, Inc	33
3,309		Plantronics, Inc	73
3,100	*	Plexus Corp	106
1,628	*	PLX Technology, Inc	20
13,218	*	PMC - Sierra, Inc	124
5,747	*	Polycom, Inc	126
1,009	*	Portalplayer, Inc	10
458	*	Powell Industries, Inc	11
1,813	*	Power Integrations, Inc	32
4,438	*	Power-One, Inc	29
7,309	*	Powerwave Technologies, Inc	67
10,532	*	QLogic Corp	182
107,841		Qualcomm, Inc	4,321
3,007	*	Quantum Fuel Systems Technologies Worldwide, Inc	10
8,917		RadioShack Corp	125
1,136	*	Radyne Corp	13
5,680	*	Rambus, Inc	130
1,083		Raven Industries, Inc	34
1,983		Regal-Beloit Corp	88
12,915	*	RF Micro Devices, Inc	77
11,303		Rockwell Collins, Inc	631
1,100	*	Rogers Corp	62
35,228	*	Sanmina-SCI Corp	162
5,166	*	Semtech Corp	75
5,145	*	Silicon Image, Inc	55
3,220	*	Silicon Laboratories, Inc	113
5,900	*	Silicon Storage Technology, Inc	24
1,604	*	Sirenza Microdevices, Inc	19
90,524	*	Sirius Satellite Radio, Inc	430
10,341	*	Skyworks Solutions, Inc	57
2,839	*	Spansion, Inc	45
2,490	*	Spectrum Brands, Inc	32
1,279	*	Standard Microsystems Corp	28
6,161	*	Stratex Networks, Inc	21
675	*	Sunpower Corp	19
745	*	Supertex, Inc	30
12,134	*	Sycamore Networks, Inc	49
2,907	*	Symmetricom, Inc	21
1,530	*	Synaptics, Inc	33
2,804		Technitrol, Inc	65
3,400	*	Tekelec	42
2,403		Teleflex, Inc	130
28,811	*	Tellabs, Inc	383
2,944	*	Tessera Technologies, Inc	81
100,436		Texas Instruments, Inc	3,042
4,084	*	Thomas & Betts Corp	209
12,811	*	Transmeta Corp	21
7,028	*	Transwitch Corp	15
3,408	*	Trident Microsystems, Inc	65
9,492	*	Triquint Semiconductor, Inc	42
2,833	*	TTM Technologies, Inc	41
640	*	Ulticom, Inc	7
1,466	*	Universal Display Corp	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

1,000	*	Universal Electronics, Inc	$18
7,742	*	Utstarcom, Inc	60
3,784	*	Varian Semiconductor Equipment Associates, Inc	123
1,399	*	Viasat, Inc	36
1,471		Vicor Corp	24
899	*	Virage Logic Corp	8
10,877	*	Vishay Intertechnology, Inc	171
1,011	*	Volterra Semiconductor Corp	15
4,543		Whirlpool Corp	375
22,141		Xilinx, Inc	501
7,259	*	Zhone Technologies, Inc	15
712	*	Zoltek Cos, Inc	21
3,150	*	Zoran Corp	77

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	54,215

ENGINEERING AND MANAGEMENT SERVICES - 0.82%
1,230	*	Advisory Board Co	59
6,911	*	Amylin Pharmaceuticals, Inc	341
4,841	*	Applera Corp (Celera Genomics Group)	63
4,682	*	Ariad Pharmaceuticals, Inc	21
900		CDI Corp	26
22,394	*	Celgene Corp	1,062
758	*	Cornell Cos, Inc	12
2,717		Corporate Executive Board Co	272
706	*	CRA International, Inc	32
2,878	*	CV Therapeutics, Inc	40
3,808	*	deCODE genetics, Inc	24
1,618	*	DiamondCluster International, Inc	13
5,965	*	Digitas, Inc	69
1,742	*	Diversa Corp	17
3,090	*	eResearch Technology, Inc	28
1,146	*	Essex Corp	21
5,381	*	Exelixis, Inc	54
1,100	*	Exponent, Inc	19
1,392	*	First Consulting Group, Inc	12
5,676		Fluor Corp	527
3,419	*	Gen-Probe, Inc	185
3,404	*	Harris Interactive, Inc	19
3,234	*	Hewitt Associates, Inc	73
1,113	*	Huron Consulting Group, Inc	39
4,311	*	ICOS Corp	95
4,807	*	Incyte Corp	22
1,718	*	Infrasource Services, Inc	31
4,737	*	Isis Pharmaceuticals, Inc	29
3,862	*	Jacobs Engineering Group, Inc	308
798	*	Kendle International, Inc	29
1,504	*	Keryx Biopharmaceuticals, Inc	21
584		Landauer, Inc	28
1,549	*	LECG Corp	29
4,403	*	Lexicon Genetics, Inc	19
1,975	*	Lifecell Corp	61
1,864	*	Luminex Corp	32
1,221		MAXIMUS, Inc	28
2,143	*	Maxygen, Inc	16
8,108	*	Monogram Biosciences, Inc	16
15,750		Moody’s Corp	858
685	*	MTC Technologies, Inc	16
2,554	*	Myriad Genetics, Inc	64
2,859	*	Navigant Consulting, Inc	65
1,729	*	Omnicell, Inc	24
21,518		Paychex, Inc	839
2,411	*	Per-Se Technologies, Inc	61
6,515		Pharmaceutical Product Development, Inc	229
10,276		Quest Diagnostics, Inc	616
2,870	*	Regeneron Pharmaceuticals, Inc	37
8,827	*	Rentech, Inc	41

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

3,214	*	Resources Connection, Inc	$80
1,318	*	Rigel Pharmaceuticals, Inc	13
1,747	*	Sangamo Biosciences, Inc	10
4,084	*	Savient Pharmaceuticals, Inc	21
1,940	*	Senomyx, Inc	28
1,234	*	SFBC International, Inc	19
5,223	*	Shaw Group, Inc	145
1,062	*	Sourcecorp	26
1,956	*	Symyx Technologies, Inc	47
692	*	Tejon Ranch Co	29
3,521	*	Telik, Inc	58
3,591	*	Tetra Tech, Inc	64
953	*	Trimeris, Inc	11
3,296	*	URS Corp	139
1,753		Washington Group International, Inc	94
2,733		Watson Wyatt & Co Holdings	96

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,522

ENVIRONMENTAL QUALITY AND HOUSING - 0.00% **
2,403	*	Home Solutions of America, Inc	15

		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	15

FABRICATED METAL PRODUCTS - 0.41%
2,288	*	Alliant Techsystems, Inc	175
532		Ameron International Corp	36
2,187		Aptargroup, Inc	108
6,773		Ball Corp	251
1,064		CIRCOR International, Inc	32
7,854		Commercial Metals Co	202
1,343	*	Commercial Vehicle Group, Inc	28
3,558		Crane Co	148
11,261	*	Crown Holdings, Inc	175
757		Dynamic Materials Corp	25
1,746	*	Griffon Corp	46
546		Gulf Island Fabrication, Inc	11
32,195		Illinois Tool Works, Inc	1,529
916		Insteel Industries, Inc	22
5,881	*	Jacuzzi Brands, Inc	52
904	*	Ladish Co, Inc	34
496		Lifetime Brands, Inc	11
2,280	*	Mobile Mini, Inc	67
1,640	*	Mueller Water Products, Inc	29
1,321	*	NCI Building Systems, Inc	70
6,572		Pentair, Inc	225
1,422		Silgan Holdings, Inc	53
2,552		Simpson Manufacturing Co, Inc	92
1,859	*	Smith & Wesson Holding Corp	15
3,797		Snap-On, Inc	153
3,948	*	Taser International, Inc	31
1,173		Valmont Industries, Inc	54
1,666		Watts Water Technologies, Inc (Class A)	56

		TOTAL FABRICATED METAL PRODUCTS	3,730

FOOD AND KINDRED PRODUCTS - 2.93%
455	*	Altus Pharmaceuticals, Inc	8
49,922		Anheuser-Busch Cos, Inc	2,276
42,189		Archer Daniels Midland Co	1,742
700	*	Boston Beer Co, Inc (Class A)	21
1,626	*	Burger King Holdings, Inc	26
14,917		Campbell Soup Co	554
263		Coca-Cola Bottling Co Consolidated	13
131,382		Coca-Cola Co	5,652
19,411		Coca-Cola Enterprises, Inc	395
33,620		ConAgra Foods, Inc	743
12,816	*	Constellation Brands, Inc (Class A)	320
4,777		Corn Products International, Inc	146
4,436	*	Darling International, Inc	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

12,900		Del Monte Foods Co	$145
1,001		Diamond Foods, Inc	16
629		Farmer Bros Co	14
3,338		Flowers Foods, Inc	96
22,365		General Mills, Inc	1,155
3,470	*	Gold Kist, Inc	46
21,607		H.J. Heinz Co	891
1,006	*	Hansen Natural Corp	192
11,183		Hershey Co	616
4,677		Hormel Foods Corp	174
740		Imperial Sugar Co	18
800		J&J Snack Foods Corp	26
3,519		J.M. Smucker Co	157
1,401	*	Jones Soda Co	13
15,921		Kellogg Co	771
13,596		Kraft Foods, Inc (Class A)	420
1,575		Lancaster Colony Corp	62
1,746		Lance, Inc	40
686	*	M&F Worldwide Corp	11
8,708		McCormick & Co, Inc	292
597		MGP Ingredients, Inc	14
3,055		Molson Coors Brewing Co (Class B)	207
518		National Beverage Corp	7
919	*	Peet’s Coffee & Tea, Inc	28
8,968		Pepsi Bottling Group, Inc	288
3,834		PepsiAmericas, Inc	85
106,537		PepsiCo, Inc	6,396
895		Premium Standard Farms, Inc	15
1,922	*	Ralcorp Holdings, Inc	82
1,066		Reddy Ice Holdings, Inc	22
5,547		Reynolds American, Inc	640
1,203		Sanderson Farms, Inc	34
49,033		Sara Lee Corp	785
5,921	*	Smithfield Foods, Inc	171
2,304		Tootsie Roll Industries, Inc	67
2,378		Topps Co, Inc	19
2,025	*	TreeHouse Foods, Inc	48
14,346		Tyson Foods, Inc (Class A)	213
15,136		Wrigley (Wm.) Jr Co	687

		TOTAL FOOD AND KINDRED PRODUCTS	26,879

FOOD STORES - 0.26%
97		Arden Group, Inc (Class A)	11
1,203		Great Atlantic & Pacific Tea Co, Inc	27
700		Ingles Markets, Inc (Class A)	12
46,598		Kroger Co	1,019
1,886	*	Panera Bread Co (Class A)	127
1,414	*	Pantry, Inc	81
3,332	*	Pathmark Stores, Inc	31
2,557		Ruddick Corp	63
13,045		Supervalu, Inc	401
106		Village Super Market	7
611		Weis Markets, Inc	25
9,028		Whole Foods Market, Inc	584
2,108	*	Wild Oats Markets, Inc	41

		TOTAL FOOD STORES	2,429

FORESTRY - 0.13%
5,073		Rayonier, Inc	193
15,586		Weyerhaeuser Co	970

		TOTAL FORESTRY	1,163

FURNITURE AND FIXTURES - 0.34%
5,011	*	BE Aerospace, Inc	115
2,243		Ethan Allen Interiors, Inc	82
2,907		Furniture Brands International, Inc	61
4,477		Herman Miller, Inc	115

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

3,882		Hillenbrand Industries, Inc	$188
3,305		HNI Corp	150
680		Hooker Furniture Corp	11
3,257	*	Interface, Inc (Class A)	37
12,460		Johnson Controls, Inc	1,025
1,737		Kimball International, Inc (Class B)	34
3,352		La-Z-Boy, Inc	47
11,767		Leggett & Platt, Inc	294
25,613		Masco Corp	759
1,305		Sealy Corp	17
3,795	*	Select Comfort Corp	87
778		Stanley Furniture Co, Inc	19
2,894	*	Tempur-Pedic International, Inc	39
1,907	*	Williams Scotsman International, Inc	42

		TOTAL FURNITURE AND FIXTURES	3,122

FURNITURE AND HOMEFURNISHINGS STORES - 0.36%
18,197	*	Bed Bath & Beyond, Inc	604
25,840		Best Buy Co, Inc	1,417
11,465		Circuit City Stores, Inc	312
1,370	*	Cost Plus, Inc	20
4,227	*	GameStop Corp	177
1,692	*	Guitar Center, Inc	75
1,232		Haverty Furniture Cos, Inc	19
2,157		Knoll, Inc	40
3,326	*	Mohawk Industries, Inc	234
6,020		Pier 1 Imports, Inc	42
1,828	*	Restoration Hardware, Inc	13
4,902		Steelcase, Inc (Class A)	81
1,789		Tuesday Morning Corp	24
6,224		Williams-Sonoma, Inc	212

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	3,270

GENERAL BUILDING CONTRACTORS - 0.36%
115		Amrep Corp	6
310	*	Avatar Holdings, Inc	18
2,556		Beazer Homes USA, Inc	117
985		Brookfield Homes Corp	32
413	*	Cavco Industries, Inc	18
7,822		Centex Corp	393
19,845		DR Horton, Inc	473
3,109	*	Hovnanian Enterprises, Inc (Class A)	94
5,192		KB Home	238
8,603		Lennar Corp (Class A)	382
1,065		Levitt Corp (Class A)	17
862		M/I Homes, Inc	30
4,500	v*	Mascotech (Escrow)	—	^
1,316		McGrath RentCorp	37
2,061		MDC Holdings, Inc	107
1,472	*	Meritage Homes Corp	70
294	*	NVR, Inc	144
1,250	*	Palm Harbor Homes, Inc	22
1,414	*	Perini Corp	32
13,720		Pulte Homes, Inc	395
3,030		Ryland Group, Inc	132
4,272		Standard-Pacific Corp	110
397	*	Team, Inc	10
798		Technical Olympic USA, Inc	11
8,177	*	Toll Brothers, Inc	209
2,645		Walter Industries, Inc	153
2,352	*	WCI Communities, Inc	47

		TOTAL GENERAL BUILDING CONTRACTORS	3,297

GENERAL MERCHANDISE STORES - 1.79%
2,874	*	99 Cents Only Stores	30
7,533	*	Big Lots, Inc	129
4,214	*	BJ’s Wholesale Club, Inc	119

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

360		Bon-Ton Stores, Inc	$8
2,068	*	Cabela’s, Inc	40
3,355		Casey’s General Stores, Inc	84
481	*	Conn’s, Inc	13
30,375		Costco Wholesale Corp	1,735
3,877		Dillard’s, Inc (Class A)	123
20,355		Dollar General Corp	285
10,237		Family Dollar Stores, Inc	250
35,489		Federated Department Stores, Inc	1,299
2,720		Fred’s, Inc	36
14,926		JC Penney Co, Inc	1,008
1,292	*	Retail Ventures, Inc	23
8,388		Saks, Inc	136
1,757		Stein Mart, Inc	26
55,986		Target Corp	2,736
29,511		TJX Cos, Inc	675
158,512		Wal-Mart Stores, Inc	7,635

		TOTAL GENERAL MERCHANDISE STORES	16,390

HEALTH SERVICES - 1.60%
839	*	Alliance Imaging, Inc	5
1,151	*	Amedisys, Inc	44
2,223	*	American Retirement Corp	73
13,644		AmerisourceBergen Corp	572
1,984	*	Amsurg Corp	45
2,667	*	Apria Healthcare Group, Inc	50
535	*	Bio-Reference Labs, Inc	12
788		Brookdale Senior Living, Inc	35
28,514		Caremark Rx, Inc	1,422
7,724		Cigna Corp	761
6,188	*	Community Health Systems, Inc	227
500	*	Corvel Corp	13
3,131	*	Covance, Inc	192
10,414	*	Coventry Health Care, Inc	572
2,321	*	Cross Country Healthcare, Inc	42
6,725	*	DaVita, Inc	334
3,819	*	Edwards Lifesciences Corp	173
300	*	Emeritus Corp	6
1,864	*	Enzo Biochem, Inc	28
7,943	*	Express Scripts, Inc	570
2,040	*	Five Star Quality Care, Inc	23
1,379	*	Genesis HealthCare Corp	65
810	*	Genomic Health, Inc	10
1,497	*	Gentiva Health Services, Inc	24
24,962		HCA, Inc	1,077
15,669		Health Management Associates, Inc (Class A)	309
2,237	*	Healthways, Inc	118
696	*	Horizon Health Corp	15
1,722	*	Hythiam, Inc	12
2,054	*	Kindred Healthcare, Inc	53
8,043	*	Laboratory Corp of America Holdings	500
1,383		LCA-Vision, Inc	73
735	*	LHC Group, Inc	15
3,672	*	LifePoint Hospitals, Inc	118
6,165	*	Lincare Holdings, Inc	233
2,394	*	Magellan Health Services, Inc	108
5,095		Manor Care, Inc	239
1,371	*	Matria Healthcare, Inc	29
19,610		McKesson Corp	927
419	*	Medcath Corp	8
19,449	*	Medco Health Solutions, Inc	1,114
600		National Healthcare Corp	27
5,807	*	Nektar Therapeutics	106
412	*	Nighthawk Radiology Holdings, Inc	7
2,544	*	Odyssey HealthCare, Inc	45
1,288		Option Care, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

3,052	*	Pediatrix Medical Group, Inc	$138
3,409	*	Psychiatric Solutions, Inc	98
745	*	Radiation Therapy Services, Inc	20
1,200	*	RehabCare Group, Inc	21
3,479	*	Sierra Health Services, Inc	157
939	*	Stereotaxis, Inc	10
1,483	*	Sun Healthcare Group, Inc	13
2,773	*	Sunrise Senior Living, Inc	77
1,167	*	Symbion, Inc	24
30,068	*	Tenet Healthcare Corp	210
5,498	*	Triad Hospitals, Inc	218
2,931	*	United Surgical Partners International, Inc	88
2,959		Universal Health Services, Inc (Class B)	149
774	*	VistaCare, Inc (Class A)	9
41,096	*	WellPoint, Inc	2,991

		TOTAL HEALTH SERVICES	14,669

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
2,325		Granite Construction, Inc	105
1,322	*	Matrix Service Co	15
576	*	Sterling Construction Co, Inc	16

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	136

HOLDING AND OTHER INVESTMENT OFFICES - 2.98%
2,760		Aames Investment Corp	14
2,039		Acadia Realty Trust	48
2,052	*	Affiliated Managers Group, Inc	178
1,916	*	Affordable Residential Communities	21
505		Agree Realty Corp	17
142	*	Alexander’s, Inc	39
1,428		Alexandria Real Estate Equities, Inc	127
8,795		Allied Capital Corp	253
5,664		AMB Property Corp	286
900		American Campus Communities, Inc	22
8,501		American Financial Realty Trust	82
2,812		American Home Mortgage Investment Corp	104
10,191		Annaly Mortgage Management, Inc	131
3,218		Anthracite Capital, Inc	39
3,102		Anworth Mortgage Asset Corp	26
6,275		Apartment Investment & Management Co (Class A)	273
5,215		Apollo Investment Corp	96
850		Arbor Realty Trust, Inc	21
13,757		Archstone-Smith Trust	700
2,591		Ashford Hospitality Trust, Inc	33
4,819		AvalonBay Communities, Inc	533
3,602		BioMed Realty Trust, Inc	108
7,392		Boston Properties, Inc	668
5,868		Brandywine Realty Trust	189
3,442		BRE Properties, Inc (Class A)	189
3,627		Camden Property Trust	267
1,573		Capital Lease Funding, Inc	18
190		Capital Southwest Corp	20
800		Capital Trust, Inc	28
3,711		CarrAmerica Realty Corp	165
3,981		CBL & Associates Properties, Inc	155
1,940		Cedar Shopping Centers, Inc	29
700		CentraCore Properties Trust	17
442		Cherokee, Inc	18
2,945		Colonial Properties Trust	145
840		Compass Diversified Trust	12
2,299		Corporate Office Properties Trust	97
2,443		Cousins Properties, Inc	76
4,918		Crescent Real Estate Equities Co	91
3,319		Deerfield Triarc Capital Corp	43
7,195		Developers Diversified Realty Corp	375
4,143		DiamondRock Hospitality Co	61

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

1,202		Digital Realty Trust, Inc	$30
8,689		Duke Realty Corp	305
1,377		EastGroup Properties, Inc	64
2,300		Education Realty Trust, Inc	38
204	*	Enstar Group, Inc	19
1,723		Entertainment Properties Trust	74
3,491		Equity Inns, Inc	58
1,267		Equity Lifestyle Properties, Inc	56
23,597		Equity Office Properties Trust	862
2,470		Equity One, Inc	52
18,783		Equity Residential	840
1,539		Essex Property Trust, Inc	172
3,400		Extra Space Storage, Inc	55
3,528		Federal Realty Investment Trust	247
3,926		FelCor Lodging Trust, Inc	85
3,283		Fieldstone Investment Corp	30
2,899		First Industrial Realty Trust, Inc	110
1,077		First Potomac Realty Trust	32
3,189		Franklin Street Properties Corp	63
9,089		Friedman Billings Ramsey Group, Inc	100
11,087		General Growth Properties, Inc	500
1,193		Getty Realty Corp	34
638		Gladstone Capital Corp	14
1,072		Gladstone Investment Corp	16
2,035		Glenborough Realty Trust, Inc	44
2,171		Glimcher Realty Trust	54
1,007		Global Signal, Inc	47
3,200		GMH Communities Trust	42
1,100		Gramercy Capital Corp	28
1,356		Harris & Harris Group, Inc	15
9,021		Health Care Property Investors, Inc	241
3,867		Health Care REIT, Inc	135
3,212		Healthcare Realty Trust, Inc	102
1,842		Heritage Property Investment Trust	64
1,330		Hersha Hospitality Trust	12
3,843		Highland Hospitality Corp	54
3,647		Highwoods Properties, Inc	132
2,224		Home Properties, Inc	123
3,816		HomeBanc Corp	30
4,570		Hospitality Properties Trust	201
33,534		Host Marriott Corp	733
13,475		HRPT Properties Trust	156
5,056		IMPAC Mortgage Holdings, Inc	57
4,513		Inland Real Estate Corp	67
2,862		Innkeepers U.S.A. Trust	49
3,315		Investors Real Estate Trust	30
2,100		iShares Russell 2000 Index Fund	151
51,000		iShares Russell 3000 Index Fund	3,759
1,700		iShares Russell Midcap Index Fund	156
7,312		iStar Financial, Inc	276
1,655		JER Investors Trust, Inc	26
2,062		Kilroy Realty Corp	149
13,250		Kimco Realty Corp	483
1,900		Kite Realty Group Trust	30
4,408		KKR Financial Corp	92
2,579		LaSalle Hotel Properties	119
3,317		Lexington Corporate Properties Trust	72
5,846		Liberty Property Trust	258
1,314		LTC Properties, Inc	29
2,561		Luminent Mortgage Capital, Inc	24
4,628		Macerich Co	325
4,122		Mack-Cali Realty Corp	189
2,313		Maguire Properties, Inc	81
2,550		Medical Properties Trust, Inc	28
5,284		MFA Mortgage Investments, Inc	36
1,526		Mid-America Apartment Communities, Inc	85

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

3,769		Mills Corp	$101
1,500		MortgageIT Holdings, Inc	18
1,400		National Health Investors, Inc	38
3,443		National Retail Properties, Inc	69
4,557		Nationwide Health Properties, Inc	103
2,944		New Century Financial Corp	135
6,949		New Plan Excel Realty Trust	172
2,873		Newcastle Investment Corp	73
980		Newkirk Realty Trust, Inc	17
1,752		NorthStar Realty Finance Corp	21
1,737		Novastar Financial, Inc	55
16,714		NTL, Inc	416
4,121		Omega Healthcare Investors, Inc	54
2,662		Pan Pacific Retail Properties, Inc	185
946		Parkway Properties, Inc	43
2,448		Pennsylvania Real Estate Investment Trust	99
11,920		Plum Creek Timber Co, Inc	423
2,677		Post Properties, Inc	121
2,494		Potlatch Corp	94
15,911		Prologis	829
1,073		PS Business Parks, Inc	63
5,400		Public Storage, Inc	410
1,730		RAIT Investment Trust	51
992		Ramco-Gershenson Properties	27
5,400		Realty Income Corp	118
5,491		Reckson Associates Realty Corp	227
1,251		Redwood Trust, Inc	61
4,304		Regency Centers Corp	267
1,640		Republic Property Trust	16
598	*	Rockville Financial, Inc	9
700		Saul Centers, Inc	29
3,400		Saxon Capital, Inc	39
3,728		Senior Housing Properties Trust	67
3,097		Shurgard Storage Centers, Inc (Class A)	194
14,156		Simon Property Group, Inc	1,174
1,224		Sizeler Property Investors, Inc	20
2,809		SL Green Realty Corp	308
1,302		Sovran Self Storage, Inc	66
200		SPDR Trust Series 1	25
5,313		Spirit Finance Corp	60
700	*	Star Maritime Acquisition Corp	7
4,727		Strategic Hotel Capital, Inc	98
1,069		Sun Communities, Inc	35
3,736		Sunstone Hotel Investors, Inc	109
1,844		Tanger Factory Outlet Centers, Inc	60
687		Tarragon Corp	10
3,403		Taubman Centers, Inc	139
6,865		Thornburg Mortgage, Inc	191
6,212		Trizec Properties, Inc	178
4,211		Trustreet Properties, Inc	56
8,850		United Dominion Realty Trust, Inc	248
1,095		Universal Health Realty Income Trust	34
1,407		Urstadt Biddle Properties, Inc (Class A)	23
3,042		U-Store-It Trust	57
6,504		Ventas, Inc	220
7,792		Vornado Realty Trust	760
2,850		Washington Real Estate Investment Trust	105
5,176		Weingarten Realty Investors	198
1,308		Windrose Medical Properties Trust	19
2,315		Winston Hotels, Inc	28
1,485		Winthrop Realty Trust	9

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	27,335

HOTELS AND OTHER LODGING PLACES - 0.51%
1,418		Ameristar Casinos, Inc	28
2,386	*	Aztar Corp	124

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

1,131	*	Bluegreen Corp	$13
2,948		Boyd Gaming Corp	119
2,172		Choice Hotels International, Inc	132
2,696	*	Gaylord Entertainment Co	118
1,718	*	Great Wolf Resorts, Inc	21
24,789		Hilton Hotels Corp	701
1,142	*	Isle of Capri Casinos, Inc	29
8,925	*	Las Vegas Sands Corp	695
920	*	Lodgian, Inc	13
1,242		Marcus Corp	26
22,149		Marriott International, Inc (Class A)	844
7,706	*	MGM Mirage	314
604	*	Monarch Casino & Resort, Inc	17
1,158	*	Morgans Hotel Group Co	18
821	*	Outdoor Channel Holdings, Inc	8
566	*	Riviera Holdings Corp	11
14,011		Starwood Hotels & Resorts Worldwide, Inc	846
3,348		Station Casinos, Inc	228
1,798	*	Trump Entertainment Resorts, Inc	36
2,055	*	Vail Resorts, Inc	76
3,169	*	Wynn Resorts Ltd	232

		TOTAL HOTELS AND OTHER LODGING PLACES	4,649

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.33%
48,611		3M Co	3,926
676		Aaon, Inc	17
1,797		Actuant Corp	90
4,453	*	Advanced Digital Information Corp	52
5,864	*	AGCO Corp	154
1,703		Albany International Corp (Class A)	72
895	*	Allis-Chalmers Energy, Inc	12
11,480		American Standard Cos, Inc	497
475		Ampco-Pittsburgh Corp	14
54,833	*	Apple Computer, Inc	3,132
100,843		Applied Materials, Inc	1,642
1,200	*	Astec Industries, Inc	41
1,361	*	ASV, Inc	31
3,264	*	Asyst Technologies, Inc	25
7,081	*	Axcelis Technologies, Inc	42
4,838		Black & Decker Corp	409
1,381		Black Box Corp	53
2,004	*	Blount International, Inc	24
3,368		Briggs & Stratton Corp	105
5,171	*	Brooks Automation, Inc	61
2,058		Bucyrus International, Inc (Class A)	104
7,368	*	Cameron International Corp	352
1,900		Carlisle Cos, Inc	151
674		Cascade Corp	27
43,167		Caterpillar, Inc	3,215
3,933		CDW Corp	215
5,864	*	Cirrus Logic, Inc	48
1,162	*	Columbus McKinnon Corp	25
3,015		Cummins, Inc	369
2,836		Curtiss-Wright Corp	88
2,481	*	Cymer, Inc	115
15,124		Deere & Co	1,263
149,373	*	Dell, Inc	3,646
4,361		Diebold, Inc	177
4,851		Donaldson Co, Inc	164
13,137		Dover Corp	649
2,002	*	Dresser-Rand Group, Inc	47
715	*	Dril-Quip, Inc	59
9,702		Eaton Corp	732
3,700	*	Electronics for Imaging, Inc	77
152,408	*	EMC Corp	1,672
5,455	*	Emulex Corp	89

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

981	*	ENGlobal Corp	$8
1,375	*	EnPro Industries, Inc	46
8,875	*	Entegris, Inc	85
7,347	*	Extreme Networks, Inc	30
831	*	Fargo Electronics, Inc	21
909	*	Flanders Corp	9
2,258	*	Flow International Corp	32
3,680	*	Flowserve Corp	209
4,666	*	FMC Technologies, Inc	315
3,376	*	Gardner Denver, Inc	130
15,479	*	Gateway, Inc	29
673	*	Gehl Co	17
1,525	*	Global Imaging Systems, Inc	63
1,504	*	Goodman Global, Inc	23
673		Gorman-Rupp Co	18
4,528		Graco, Inc	208
8,523	*	Grant Prideco, Inc	381
180,675		Hewlett-Packard Co	5,724
1,276	*	Hydril	100
3,430		IDEX Corp	162
3,395	*	Intermec, Inc	78
99,950		International Business Machines Corp	7,678
21,862		International Game Technology	829
1,163	*	Intevac, Inc	25
11,645		Jabil Circuit, Inc	298
7,920		Joy Global, Inc	413
993	*	Kadant, Inc	23
1,979		Kaydon Corp	74
2,611		Kennametal, Inc	162
1,974	*	Komag, Inc	91
3,600	*	Kulicke & Soffa Industries, Inc	27
9,062	*	Lam Research Corp	422
659	*	LB Foster Co	16
3,798		Lennox International, Inc	101
6,848	*	Lexmark International, Inc	382
700		Lindsay Manufacturing Co	19
949		Lufkin Industries, Inc	56
4,030		Manitowoc Co, Inc	179
2,549	*	Micros Systems, Inc	111
430	*	Middleby Corp	37
2,342		Modine Manufacturing Co	55
381		Nacco Industries, Inc (Class A)	52
937	*	NATCO Group, Inc	38
2,164	*	Netgear, Inc	47
1,000		NN, Inc	12
1,891		Nordson Corp	93
3,203	*	Oil States International, Inc	110
8,166		Pall Corp	229
5,810	*	Palm, Inc	94
7,779		Parker Hannifin Corp	604
2,653	*	Paxar Corp	55
1,773	*	ProQuest Co	22
12,525	*	Quantum Corp	33
1,782	*	Rackable Systems, Inc	70
1,335	*	RBC Bearings, Inc	30
600		Robbins & Myers, Inc	16
11,439		Rockwell Automation, Inc	824
7,798	*	Safeguard Scientifics, Inc	17
12,594	*	SanDisk Corp	642
744		Sauer-Danfoss, Inc	19
1,742	*	Scansource, Inc	51
4,306	*	Scientific Games Corp (Class A)	153
16,448	v*	Seagate Technology, Inc	—	^
1,100	*	Semitool, Inc	10
1,425	*	Sigma Designs, Inc	13
13,801		Smith International, Inc	614

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

59,015	*	Solectron Corp	$202
3,849		SPX Corp	215
800		Standex International Corp	24
5,279		Stanley Works	249
16,219		Symbol Technologies, Inc	175
1,000	*	Tecumseh Products Co (Class A)	19
600		Tennant Co	30
3,200	*	Terex Corp	316
5,313		Timken Co	178
2,690		Toro Co	126
881	*	TurboChef Technologies, Inc	10
1,608	*	Ultratech, Inc	25
8,594	*	Varian Medical Systems, Inc	407
2,504	*	VeriFone Holdings, Inc	76
1,794		Watsco, Inc	107
14,492	*	Western Digital Corp	287
2,025		Woodward Governor Co	62
4,849	*	Zebra Technologies Corp (Class A)	166

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	48,891

INSTRUMENTS AND RELATED PRODUCTS - 4.07%
1,214	*	Abaxis, Inc	27
1,059	*	Abiomed, Inc	14
657	*	ADE Corp	21
4,372	*	Advanced Medical Optics, Inc	222
4,200	*	Affymetrix, Inc	108
27,467	*	Agilent Technologies, Inc	867
3,618	*	Align Technology, Inc	27
9,670		Allergan, Inc	1,037
4,631	*	American Medical Systems Holdings, Inc	77
543	*	American Science & Engineering, Inc	31
928		Analogic Corp	43
1,600	*	Anaren, Inc	33
774	*	Angiodynamics, Inc	21
11,925		Applera Corp (Applied Biosystems Group)	386
600	*	Argon ST, Inc	16
1,344		Arrow International, Inc	44
1,690	*	Arthrocare Corp	71
1,087	*	Aspect Medical Systems, Inc	19
742		Badger Meter, Inc	20
6,676		Bard (C.R.), Inc	489
3,462		Bausch & Lomb, Inc	170
42,221		Baxter International, Inc	1,552
4,152		Beckman Coulter, Inc	231
15,947		Becton Dickinson & Co	975
15,865		Biomet, Inc	496
1,200	*	Bio-Rad Laboratories, Inc (Class A)	78
1,130	*	Biosite, Inc	52
79,583	*	Boston Scientific Corp	1,340
1,542	*	Bruker BioSciences Corp	8
1,510	*	Candela Corp	24
2,899	*	Cepheid, Inc	28
1,768	*	Cerus Corp	13
961		CNS, Inc	24
2,100	*	Coherent, Inc	71
1,500		Cohu, Inc	26
1,940	*	Conmed Corp	40
2,953		Cooper Cos, Inc	131
5,665	*	Credence Systems Corp	20
1,543	*	Cyberonics, Inc	33
15,275		Danaher Corp	982
800		Datascope Corp	25
5,200		Dentsply International, Inc	315
2,325	*	Depomed, Inc	14
1,099	*	DexCom, Inc	15
1,255	*	Dionex Corp	69

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

1,467	*	DJ Orthopedics, Inc	$54
2,562		DRS Technologies, Inc	125
462	*	Eagle Test Systems, Inc	6
18,715		Eastman Kodak Co	445
1,002		EDO Corp	24
3,891	*	Encore Medical Corp	19
1,718	*	ESCO Technologies, Inc	92
1,694	*	Esterline Technologies Corp	70
719	*	ev3, Inc	11
833	*	Excel Technology, Inc	25
1,709	*	FEI Co	39
7,939	*	Fisher Scientific International, Inc	580
4,309	*	Flir Systems, Inc	95
2,946	*	Formfactor, Inc	131
3,163	*	Fossil, Inc	57
1,217	*	Foxhollow Technologies, Inc	33
1,733	*	Haemonetics Corp	81
2,292	*	HealthTronics, Inc	18
850	*	Herley Industries, Inc	10
2,934	*	Hologic, Inc	145
919	*	ICU Medical, Inc	39
1,260	*	I-Flow Corp	14
1,400	*	II-VI, Inc	26
2,696	*	Illumina, Inc	80
4,300	*	Input/Output, Inc	41
1,332	*	Integra LifeSciences Holdings Corp	52
2,632	*	Intermagnetics General Corp	71
1,355	*	Intralase Corp	23
2,329	*	Intuitive Surgical, Inc	275
2,044		Invacare Corp	51
1,673	*	Ionatron, Inc	11
1,083	*	IRIS International, Inc	14
1,741	*	Itron, Inc	103
2,194	*	Ixia	20
190,893		Johnson & Johnson	11,438
520	*	Kensey Nash Corp	15
12,836		Kla-Tencor Corp	534
4,991	*	Kopin Corp	18
2,840	*	Kyphon, Inc	109
1,257	*	Laserscope	39
4,233	*	LTX Corp	30
742	*	Measurement Specialties, Inc	16
582	*	Medical Action Industries, Inc	13
77,825		Medtronic, Inc	3,652
2,502		Mentor Corp	109
1,469	*	Merit Medical Systems, Inc	20
2,775	*	Mettler-Toledo International, Inc	168
3,429	*	Millipore Corp	216
1,938		Mine Safety Appliances Co	78
2,254	*	MKS Instruments, Inc	45
1,101	*	Molecular Devices Corp	34
1,178		Movado Group, Inc	27
1,408		MTS Systems Corp	56
3,725		National Instruments Corp	102
1,185	*	Natus Medical, Inc	12
801	*	Neurometrix, Inc	24
2,716	*	Newport Corp	44
398	*	Nextest Systems Corp	6
710	*	Northstar Neuroscience, Inc	7
2,136	*	NuVasive, Inc	39
794	*	NxStage Medical, Inc	7
1,667		Oakley, Inc	28
246	*	OYO Geospace Corp	14
1,140	*	Palomar Medical Technologies, Inc	52
8,180		PerkinElmer, Inc	171
1,200	*	Photon Dynamics, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

14,321		Pitney Bowes, Inc	$591
1,626		PolyMedica Corp	58
2,550	*	RAE Systems, Inc	10
4,869	*	Resmed, Inc	229
4,842	*	Respironics, Inc	166
1,037	*	Rofin-Sinar Technologies, Inc	60
5,730		Roper Industries, Inc	268
1,464	*	Rudolph Technologies, Inc	21
3,325	*	Sirf Technology Holdings, Inc	107
1,080		Sirona Dental Systems, Inc	43
1,305	*	Sonic Solutions, Inc	21
957	*	SonoSite, Inc	37
1,958	*	Spectranetics Corp	21
23,317	*	St. Jude Medical, Inc	756
4,504		STERIS Corp	103
19,295		Stryker Corp	812
2,227	*	Symmetry Medical, Inc	34
2,700	*	Techne Corp	137
5,600		Tektronix, Inc	165
2,183	*	Teledyne Technologies, Inc	71
12,883	*	Teradyne, Inc	179
10,550	*	Thermo Electron Corp	382
3,100	*	ThermoGenesis Corp	13
3,422	*	Thoratec Corp	47
3,521	*	Trimble Navigation Ltd	157
1,583	*	TriPath Imaging, Inc	10
688		United Industrial Corp	31
2,110	*	Varian, Inc	88
1,820	*	Veeco Instruments, Inc	43
2,000	*	Ventana Medical Systems, Inc	94
1,897	*	Viasys Healthcare, Inc	49
1,413	*	Viisage Technology, Inc	21
828	*	Vital Images, Inc	20
400		Vital Signs, Inc	20
6,718	*	Waters Corp	298
2,200	*	Wright Medical Group, Inc	46
59,218	*	Xerox Corp	824
1,200		X-Rite, Inc	13
311		Young Innovations, Inc	11
16,036	*	Zimmer Holdings, Inc	909
600	*	Zoll Medical Corp	20
1,176	*	Zygo Corp	19

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	37,327

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
20,550		AON Corp	716
7,308		Brown & Brown, Inc	214
1,019		Clark, Inc	13
2,076		Crawford & Co (Class B)	15
6,200		Gallagher (Arthur J.) & Co	157
19,238		Hartford Financial Services Group, Inc	1,627
2,336		Hilb Rogal & Hobbs Co	87
572	*	James River Group, Inc	14
35,178		Marsh & McLennan Cos, Inc	946
2,320		National Financial Partners Corp	103
3,049	*	USI Holdings Corp	41

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,933

INSURANCE CARRIERS - 4.54%
2,172		21st Century Insurance Group	31
36,551		Aetna, Inc	1,459
676		Affirmative Insurance Holdings, Inc	11
32,746		Aflac, Inc	1,518
2,273		Alfa Corp	38
334	*	Alleghany Corp	92
40,965		Allstate Corp	2,242

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

6,819		Ambac Financial Group, Inc	$553
3,620		American Equity Investment Life Holding Co	39
3,629		American Financial Group, Inc	156
142,011		American International Group, Inc	8,386
615		American National Insurance Co	80
652	*	American Physicians Capital, Inc	34
3,440	*	AMERIGROUP Corp	107
2,663		AmerUs Group Co	156
1,866	*	Argonaut Group, Inc	56
8,248		Assurant, Inc	399
625		Baldwin & Lyons, Inc (Class B)	16
1,052		Bristol West Holdings, Inc	17
1,643		Capital Title Group, Inc	12
2,823	*	Centene Corp	66
26,749		Chubb Corp	1,335
10,033		Cincinnati Financial Corp	472
1,505	*	CNA Financial Corp	50
1,100	*	CNA Surety Corp	19
3,534		Commerce Group, Inc	104
10,017	*	Conseco, Inc	231
2,592		Delphi Financial Group, Inc (Class A)	94
900		Direct General Corp	15
850		Donegal Group, Inc	16
168		EMC Insurance Group, Inc	5
3,457		Erie Indemnity Co (Class A)	180
881		FBL Financial Group, Inc (Class A)	29
10,739		Fidelity National Financial, Inc	418
1,905		Fidelity National Title Group, Inc	37
1,175	*	First Acceptance Corp	14
5,326		First American Corp	225
558	*	Fpic Insurance Group, Inc	22
28,526		Genworth Financial, Inc	994
500		Great American Financial Resources, Inc	10
3,274		Hanover Insurance Group, Inc	155
1,439		Harleysville Group, Inc	46
7,008		HCC Insurance Holdings, Inc	206
7,394	*	Health Net, Inc	334
1,750	*	HealthExtras, Inc	53
1,202	*	Healthspring, Inc	23
2,970		Horace Mann Educators Corp	50
10,571	*	Humana, Inc	568
423		Independence Holding Co	9
1,436		Infinity Property & Casualty Corp	59
314		Kansas City Life Insurance Co	13
1,114		LandAmerica Financial Group, Inc	72
10,535		Leucadia National Corp	308
18,133		Lincoln National Corp	1,023
28,573		Loews Corp	1,013
661	*	Markel Corp	229
8,606		MBIA, Inc	504
1,665	*	Meadowbrook Insurance Group, Inc	14
1,767		Mercury General Corp	100
29,206		Metlife, Inc	1,496
5,583		MGIC Investment Corp	363
742		Midland Co	28
720	*	Molina Healthcare, Inc	27
1,024		National Interstate Corp	28
154		National Western Life Insurance Co (Class A)	37
3,152		Nationwide Financial Services, Inc (Class A)	139
838	*	Navigators Group, Inc	37
376		NYMAGIC, Inc	11
846		Odyssey Re Holdings Corp	22
4,060		Ohio Casualty Corp	121
14,741		Old Republic International Corp	315
3,636	*	Philadelphia Consolidated Holding Co	110
7,094		Phoenix Cos, Inc	100

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

1,846	*	PMA Capital Corp (Class A)	$19
5,765		PMI Group, Inc	257
1,393		Presidential Life Corp	34
17,972		Principal Financial Group	1,000
2,003	*	ProAssurance Corp	97
50,987		Progressive Corp	1,311
4,643		Protective Life Corp	216
31,725		Prudential Financial, Inc	2,465
5,332		Radian Group, Inc	329
1,878		Reinsurance Group Of America, Inc	92
1,557		RLI Corp	75
7,768		Safeco Corp	438
784		Safety Insurance Group, Inc	37
646	*	SCPIE Holdings, Inc	15
999	*	SeaBright Insurance Holdings, Inc	16
1,800		Selective Insurance Group, Inc	101
44,205		St. Paul Travelers Cos, Inc	1,971
3,673		Stancorp Financial Group, Inc	187
913		State Auto Financial Corp	30
1,214		Stewart Information Services Corp	44
6,553		Torchmark Corp	398
1,074		Tower Group, Inc	32
1,735		Transatlantic Holdings, Inc	97
648	*	Triad Guaranty, Inc	32
1,337		United Fire & Casualty Co	40
86,842		UnitedHealth Group, Inc	3,889
3,055		Unitrin, Inc	133
2,474	*	Universal American Financial Corp	32
19,188		UnumProvident Corp	348
10,431		W.R. Berkley Corp	356
2,061	*	WellCare Health Plans, Inc	101
91		Wesco Financial Corp	35
2,375		Zenith National Insurance Corp	94

		TOTAL INSURANCE CARRIERS	41,672

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
2,636	*	Corrections Corp of America	140
832	*	Geo Group, Inc	29

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	169

LEATHER AND LEATHER PRODUCTS - 0.12%
24,962	*	Coach, Inc	746
634	*	CROCS, Inc	16
1,554	*	Genesco, Inc	53
2,283	*	Iconix Brand Group, Inc	37
1,333		Steven Madden Ltd	40
3,409	*	Timberland Co (Class A)	89
378		Weyco Group, Inc	9
3,523		Wolverine World Wide, Inc	82

		TOTAL LEATHER AND LEATHER PRODUCTS	1,072

LEGAL SERVICES - 0.01%
2,772	*	FTI Consulting, Inc	74
852		Pre-Paid Legal Services, Inc	30

		TOTAL LEGAL SERVICES	104

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
6,295		Laidlaw International, Inc	159

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	159

LUMBER AND WOOD PRODUCTS - 0.04%
660		American Woodmark Corp	23
4,900	*	Champion Enterprises, Inc	54

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

742		Deltic Timber Corp	$42
6,963		Louisiana-Pacific Corp	153
442		Skyline Corp	19
979		Universal Forest Products, Inc	61

		TOTAL LUMBER AND WOOD PRODUCTS	352

METAL MINING - 0.39%
1,482		Cleveland-Cliffs, Inc	117
17,376	*	Coeur d’Alene Mines Corp	84
12,118		Freeport-McMoRan Copper & Gold, Inc (Class A)	671
8,220	*	Hecla Mining Co	43
27,024		Newmont Mining Corp	1,430
13,140		Phelps Dodge Corp	1,080
1,140		Royal Gold, Inc	32
437		Southern Copper Corp	39
3,068	*	Stillwater Mining Co	39

		TOTAL METAL MINING	3,535

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.20%
2,000		Blyth, Inc	37
4,691		Callaway Golf Co	61
2,509		Daktronics, Inc	72
9,381		Fortune Brands, Inc	666
10,324		Hasbro, Inc	187
5,789	*	Identix, Inc	41
1,657	*	Jakks Pacific, Inc	33
3,216	*	K2, Inc	35
1,066		Marine Products Corp	10
25,126		Mattel, Inc	415
2,137		Nautilus, Inc	34
2,416	*	Progressive Gaming International Corp	19
1,217	*	RC2 Corp	47
700	*	Russ Berrie & Co, Inc	9
2,343	*	Shuffle Master, Inc	77
467	*	Steinway Musical Instruments, Inc	11
2,613		Yankee Candle Co, Inc	65

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,819

MISCELLANEOUS RETAIL - 1.19%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	7
872	*	AC Moore Arts & Crafts, Inc	14
20,120	*	Amazon.com, Inc	778
3,240		Barnes & Noble, Inc	118
1,412		Big 5 Sporting Goods Corp	28
1,004	*	Blue Nile, Inc	32
921		Books-A-Million, Inc	15
4,469		Borders Group, Inc	82
968	*	Build-A-Bear Workshop, Inc	21
2,000		Cash America International, Inc	64
3,306	*	CKX, Inc	45
3,853	*	Coldwater Creek, Inc	103
52,893		CVS Corp	1,624
1,202	*	dELiA*s, Inc	10
2,338	*	Dick’s Sporting Goods, Inc	93
6,881	*	Dollar Tree Stores, Inc	182
3,077	*	Drugstore.com, Inc	9
774	*	Ezcorp, Inc	29
2,059	*	GSI Commerce, Inc	28
2,439	*	Hibbett Sporting Goods, Inc	58
2,107		Longs Drug Stores Corp	96
8,518		Michaels Stores, Inc	351
2,547		MSC Industrial Direct Co (Class A)	121
2,071	*	Nutri/System, Inc	129

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

18,558	*	Office Depot, Inc	$705
4,584		OfficeMax, Inc	187
840	*	Overstock.com, Inc	18
3,889	*	Petco Animal Supplies, Inc	79
9,053		Petsmart, Inc	232
1,516	*	Priceline.com, Inc	45
35,035	*	Rite Aid Corp	149
5,500	*	Sears Holdings Corp	852
470	*	Sportsman’s Guide, Inc	14
1,250	*	Stamps.com, Inc	35
46,948		Staples, Inc	1,142
9,358		Tiffany & Co	309
1,504	*	Valuevision International, Inc (Class A)	17
65,131		Walgreen Co	2,920
1,783		World Fuel Services Corp	82
3,026	*	Zale Corp	73
933	*	Zumiez, Inc	35

		TOTAL MISCELLANEOUS RETAIL	10,931

MOTION PICTURES - 1.36%
2,781	*	Avid Technology, Inc	93
12,560	*	Blockbuster, Inc (Class A)	62
840		Carmike Cinemas, Inc	18
18,085	*	Discovery Holding Co (Class A)	265
2,719	*	DreamWorks Animation SKG, Inc (Class A)	62
1,016	*	Gaiam, Inc	14
3,427	*	Macrovision Corp	74
148,436		News Corp (Class A)	2,847
3,910		Regal Entertainment Group (Class A)	79
4,661	*	Time Warner Telecom, Inc (Class A)	69
270,540		Time Warner, Inc	4,680
140,919		Walt Disney Co	4,228

		TOTAL MOTION PICTURES	12,491

NONDEPOSITORY INSTITUTIONS - 1.75%
1,136	*	Accredited Home Lenders Holding Co	54
4,592		Advance America Cash Advance Centers, Inc	81
1,255		Advanta Corp (Class B)	45
8,323		American Capital Strategies Ltd	279
70,085		American Express Co	3,730
8,444	*	AmeriCredit Corp	236
2,425		Ares Capital Corp	41
645		Asta Funding, Inc	24
19,541		Capital One Financial Corp	1,670
5,801		CapitalSource, Inc	136
3,111		CharterMac	58
12,853		CIT Group, Inc	672
1,233	*	CompuCredit Corp	47
38,559		Countrywide Financial Corp	1,468
614	*	Credit Acceptance Corp	17
5,925		Doral Financial Corp	38
62,542		Fannie Mae	3,008
591		Federal Agricultural Mortgage Corp (Class C)	16
1,621		Financial Federal Corp	45
1,630	*	First Cash Financial Services, Inc	32
1,964		First Marblehead Corp	112
44,611		Freddie Mac	2,543
2,956	*	INVESTools, Inc	24
3,210		MCG Capital Corp	51
925		Medallion Financial Corp	12
1,165	*	Nelnet, Inc	47
1,181		NGP Capital Resources Co	17
2,600	*	Ocwen Financial Corp	33
500	*	Penson Worldwide, Inc	9
26,494		SLM Corp	1,402
258		Student Loan Corp	52

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

1,200		Technology Investment Capital Corp	$18
647	*	United PanAm Financial Corp	20
1,332	*	World Acceptance Corp	47

		TOTAL NONDEPOSITORY INSTITUTIONS	16,084

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
1,482		AMCOL International Corp	39
2,075		Compass Minerals International, Inc	52
3,187		Florida Rock Industries, Inc	158
6,528		Vulcan Materials Co	509

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	758

OIL AND GAS EXTRACTION - 2.41%
29,563		Anadarko Petroleum Corp	1,410
21,293		Apache Corp	1,453
695	*	Arena Resources, Inc	24
1,002	*	Atlas America, Inc	45
1,212	*	ATP Oil & Gas Corp	51
1,792	*	Atwood Oceanics, Inc	89
4,308	*	Aurora Oil & Gas Corp	17
21,970		Baker Hughes, Inc	1,798
795	*	Basic Energy Services, Inc	24
2,505		Berry Petroleum Co (Class A)	83
1,840	*	Bill Barrett Corp	54
20,756		BJ Services Co	773
905	*	Bois d’Arc Energy, Inc	15
2,914	*	Brigham Exploration Co	23
890	*	Bronco Drilling Co, Inc	19
3,263		Cabot Oil & Gas Corp (Class A)	160
1,319	*	Callon Petroleum Co	26
1,285	*	Carrizo Oil & Gas, Inc	40
3,520	*	Cheniere Energy, Inc	137
21,887		Chesapeake Energy Corp	662
5,332		Cimarex Energy Co	229
632	*	Clayton Williams Energy, Inc	22
1,794	*	CNX Gas Corp	54
883	*	Complete Production Services, Inc	21
2,751	*	Comstock Resources, Inc	82
474	*	Dawson Geophysical Co	15
2,443		Delta & Pine Land Co	72
3,436	*	Delta Petroleum Corp	59
7,600	*	Denbury Resources, Inc	241
28,359		Devon Energy Corp	1,713
3,830		Diamond Offshore Drilling, Inc	321
900	*	Edge Petroleum Corp	18
3,307	*	Encore Acquisition Co	89
2,180	*	Energy Partners Ltd	41
9,901		ENSCO International, Inc	456
8,012		Equitable Resources, Inc	268
3,362	*	EXCO Resources, Inc	38
1,841	*	Exploration Co of Delaware, Inc	20
3,346	*	Forest Oil Corp	111
4,373	*	Gasco Energy, Inc	19
1,949	*	GeoGlobal Resources, Inc	10
5,603	*	Global Industries Ltd	94
515	*	GMX Resources, Inc	16
704	*	Goodrich Petroleum Corp	20
12,950	*	Grey Wolf, Inc	100
853	*	Gulfport Energy Corp	9
33,151		Halliburton Co	2,460
6,583	*	Hanover Compressor Co	124
2,496	*	Harvest Natural Resources, Inc	34
4,912	*	Helix Energy Solutions Group, Inc	198
3,449		Helmerich & Payne, Inc	208
1,295	*	Hercules Offshore, Inc	45
1,922	*	Houston Exploration Co	118
3,398	*	KCS Energy, Inc	101

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

4,698	*	Mariner Energy, Inc	$86
1,692	*	McMoRan Exploration Co	30
6,041	*	Meridian Resource Corp	21
1,023	*	Metretek Technologies, Inc	18
11,348	*	National Oilwell Varco, Inc	719
8,238	*	Newfield Exploration Co	403
5,171	*	Newpark Resources, Inc	32
11,486		Noble Energy, Inc	538
3,462	*	Oceaneering International, Inc	159
2,048	*	Parallel Petroleum Corp	51
6,555	*	Parker Drilling Co	47
10,896		Patterson-UTI Energy, Inc	308
361	v*	PetroCorp	—	^
3,587	*	PetroHawk Energy Corp	45
1,400	*	Petroleum Development Corp	53
2,768	*	Petroquest Energy, Inc	34
2,681	*	Pioneer Drilling Co	41
8,324		Pioneer Natural Resources Co	386
5,222	*	Plains Exploration & Production Co	212
3,811		Pogo Producing Co	176
10,387	*	Pride International, Inc	324
1,241	*	Quest Resource Corp	17
4,023	*	Quicksilver Resources, Inc	148
1,325	*	RAM Energy Resources, Inc	8
8,251		Range Resources Corp	224
1,868	*	Remington Oil & Gas Corp	82
3,261	*	Rosetta Resources, Inc	54
6,954		Rowan Cos, Inc	247
1,575		RPC, Inc	38
1,453	*	SEACOR Holdings, Inc	119
11,137	*	Southwestern Energy Co	347
3,800		St. Mary Land & Exploration Co	153
1,752	*	Stone Energy Corp	82
2,208	*	Sulphco, Inc	16
5,137	*	Superior Energy Services	174
720	*	Superior Well Services, Inc	18
2,001	*	Swift Energy Co	86
2,633	*	Syntroleum Corp	16
4,620	*	Tetra Technologies, Inc	140
3,819		Tidewater, Inc	188
3,798		Todco	155
942	*	Toreador Resources Corp	27
4,467	*	Transmeridian Exploration, Inc	25
2,432	*	Transmontaigne, Inc	27
755	*	Trico Marine Services, Inc	26
500	*	Union Drilling, Inc	7
3,093	*	Unit Corp	176
3,680	*	Vaalco Energy, Inc	36
2,260	*	Veritas DGC, Inc	117
1,156		W&T Offshore, Inc	45
3,436	*	Warren Resources, Inc	49
619	*	Warrior Energy Service Corp	15
1,889	*	W-H Energy Services, Inc	96
2,386	*	Whiting Petroleum Corp	100
23,477		XTO Energy, Inc	1,039

		TOTAL OIL AND GAS EXTRACTION	22,109

PAPER AND ALLIED PRODUCTS - 0.52%
6,690		Bemis Co	205
3,865		Bowater, Inc	88
1,676	*	Buckeye Technologies, Inc	13
1,977	*	Caraustar Industries, Inc	18
3,345	*	Cenveo, Inc	60
1,356		Chesapeake Corp	22
2,970		Glatfelter	47
4,634	*	Graphic Packaging Corp	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

1,033		Greif, Inc (Class A)	$77
31,779		International Paper Co	1,026
29,637		Kimberly-Clark Corp	1,829
3,665		Longview Fibre Co	70
11,755		MeadWestvaco Corp	328
1,971	*	Mercer International, Inc	17
1,075		Neenah Paper, Inc	33
4,643		Packaging Corp of America	102
3,621	*	Playtex Products, Inc	38
1,984		Rock-Tenn Co (Class A)	32
1,040		Schweitzer-Mauduit International, Inc	23
16,953	*	Smurfit-Stone Container Corp	185
6,553		Sonoco Products Co	207
7,196		Temple-Inland, Inc	308
3,174		Wausau Paper Corp	40

		TOTAL PAPER AND ALLIED PRODUCTS	4,786

PERSONAL SERVICES - 0.16%
9,052		Cintas Corp	360
1,720		Coinmach Service Corp	18
1,567	*	Coinstar, Inc	38
1,405		G & K Services, Inc (Class A)	48
21,186		H&R Block, Inc	506
2,455		Jackson Hewitt Tax Service, Inc	77
3,015		Regis Corp	107
19,056		Service Corp International	155
587		Unifirst Corp	20
2,992		Weight Watchers International, Inc	122

		TOTAL PERSONAL SERVICES	1,451

PETROLEUM AND COAL PRODUCTS - 5.74%
783		Alon USA Energy, Inc	25
4,076		Ashland, Inc	272
142,897		Chevron Corp	8,868
106,411		ConocoPhillips	6,973
683	*	Delek US Holdings, Inc	10
1,450		ElkCorp	40
15,549		EOG Resources, Inc	1,078
390,061		Exxon Mobil Corp	23,930
7,314		Frontier Oil Corp	237
1,038	*	Giant Industries, Inc	69
2,769	*	Headwaters, Inc	71
15,301		Hess Corp	809
3,104		Holly Corp	150
14,635		Kerr-McGee Corp	1,015
23,364		Marathon Oil Corp	1,946
12,027		Murphy Oil Corp	672
27,366		Occidental Petroleum Corp	2,806
8,555		Sunoco, Inc	593
4,424		Tesoro Corp	329
39,587		Valero Energy Corp	2,633
1,100		WD-40 Co	37
1,509		Western Refining, Inc	33

		TOTAL PETROLEUM AND COAL PRODUCTS	52,596

PRIMARY METAL INDUSTRIES - 1.03%
7,555	*	AK Steel Holding Corp	104
56,094		Alcoa, Inc	1,815
2,148	*	Aleris International, Inc	98
6,427		Allegheny Technologies, Inc	445
2,599		Belden CDT, Inc	86
1,200	*	Brush Engineered Materials, Inc	25
1,656		Carpenter Technology Corp	191
1,483	*	Century Aluminum Co	53
1,500	*	Chaparral Steel Co	108
3,800	*	CommScope, Inc	119

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

100,361	*	Corning, Inc	$2,428
1,511	*	Encore Wire Corp	54
3,250	*	General Cable Corp	114
1,633		Gibraltar Industries, Inc	47
3,939		Hubbell, Inc (Class B)	188
2,054	*	Lone Star Technologies, Inc	111
1,977		Matthews International Corp (Class A)	68
2,342	*	Maverick Tube Corp	148
2,431		Mueller Industries, Inc	80
1,498	*	NS Group, Inc	83
20,091		Nucor Corp	1,090
529		Olympic Steel, Inc	19
2,245	*	Oregon Steel Mills, Inc	114
8,740		Precision Castparts Corp	522
2,569		Quanex Corp	111
1,496	*	RTI International Metals, Inc	84
1,362		Schnitzer Steel Industries, Inc (Class A)	48
3,095		Steel Dynamics, Inc	204
697		Steel Technologies, Inc	14
1,141	*	Superior Essex, Inc	34
1,500		Texas Industries, Inc	80
4,771	*	Titanium Metals Corp	164
1,864		Tredegar Corp	30
7,019		United States Steel Corp	492
917	*	Wheeling-Pittsburgh Corp	18
4,742		Worthington Industries, Inc	99

		TOTAL PRIMARY METAL INDUSTRIES	9,488

PRINTING AND PUBLISHING - 0.64%
2,726	*	ACCO Brands Corp	60
3,442		American Greetings Corp (Class A)	72
1,700		Banta Corp	79
5,738		Belo (A.H.) Corp Series A	90
2,400		Bowne & Co, Inc	34
734	*	Consolidated Graphics, Inc	38
594		Courier Corp	24
269		CSS Industries, Inc	8
3,810		Dow Jones & Co, Inc	133
4,434	*	Dun & Bradstreet Corp	309
1,693		Ennis, Inc	33
5,407		EW Scripps Co	233
15,330		Gannett Co, Inc	857
3,853		Harte-Hanks, Inc	99
4,875		Hollinger International, Inc	39
1,911		John H Harland Co	83
3,300		John Wiley & Sons, Inc (Class A)	110
2,807		Journal Communications, Inc	32
2,824		Journal Register Co	25
2,965		Lee Enterprises, Inc	80
1,522	*	Martha Stewart Living Omnimedia, Inc (Class A)	25
3,628		McClatchy Co (Class A)	146
23,064		McGraw-Hill Cos, Inc	1,159
1,425		Media General, Inc (Class A)	60
2,490		Meredith Corp	123
8,530		New York Times Co (Class A)	209
945	*	Playboy Enterprises, Inc (Class B)	9
2,200	*	Presstek, Inc	20
9,402	*	Primedia, Inc	17
1,699	*	Private Media Group Ltd	8
3,336		R.H. Donnelley Corp	180
13,928		R.R. Donnelley & Sons Co	445
6,850		Reader’s Digest Association, Inc (Class A)	96
977		Schawk, Inc	17
2,073	*	Scholastic Corp	54
1,179		Standard Register Co	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

15,325		Tribune Co	$497
3,018	*	Valassis Communications, Inc	71
356		Washington Post Co (Class B)	278

		TOTAL PRINTING AND PUBLISHING	5,866

RAILROAD TRANSPORTATION - 0.68%
23,504		Burlington Northern Santa Fe Corp	1,863
14,151		CSX Corp	997
2,172		Florida East Coast Industries	114
2,350	*	Genesee & Wyoming, Inc (Class A)	83
4,812	*	Kansas City Southern Industries, Inc	133
26,479		Norfolk Southern Corp	1,409
17,185		Union Pacific Corp	1,598

		TOTAL RAILROAD TRANSPORTATION	6,197

REAL ESTATE - 0.13%
2,872	*	Alderwoods Group, Inc	56
520	*	California Coastal Communities, Inc	17
11,914	*	CB Richard Ellis Group, Inc	297
378		Consolidated-Tomoka Land Co	21
4,444		Forest City Enterprises, Inc (Class A)	222
915	*	Housevalues, Inc	6
2,306		Jones Lang LaSalle, Inc	202
785		Orleans Homebuilders, Inc	13
4,886		St. Joe Co	227
7,137		Stewart Enterprises, Inc (Class A)	41
2,316	*	Trammell Crow Co	81

		TOTAL REAL ESTATE	1,183

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.15%
464	*	AEP Industries, Inc	16
1,193	*	Applied Films Corp	34
4,500		Cooper Tire & Rubber Co	50
623	*	Deckers Outdoor Corp	24
10,789	*	Goodyear Tire & Rubber Co	120
3,119	*	Jarden Corp	95
17,815		Newell Rubbermaid, Inc	460
680		PW Eagle, Inc	21
2,068		Schulman (A.), Inc	47
5,333		Sealed Air Corp	278
809	*	Skechers U.S.A., Inc (Class A)	20
2,188		Spartech Corp	49
861		Titan International, Inc	16
714	*	Trex Co, Inc	18
3,650		Tupperware Corp	72
2,075		West Pharmaceutical Services, Inc	75

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,395

SECURITY AND COMMODITY BROKERS - 2.83%
4,986		A.G. Edwards, Inc	276
13,853		Ameriprise Financial, Inc	619
7,793		Bear Stearns Cos, Inc	1,092
1,329		BlackRock, Inc	185
1,547		Calamos Asset Management, Inc (Class A)	45
3,408	*	Cbot Holdings, Inc	408
67,978		Charles Schwab Corp	1,086
2,235		Chicago Mercantile Exchange Holdings, Inc	1,098
586		Cohen & Steers, Inc	14
27,304	*	E*Trade Financial Corp	623
8,200		Eaton Vance Corp	205
5,905		Federated Investors, Inc (Class B)	186
10,997		Franklin Resources, Inc	955
448		GAMCO Investors, Inc	16
762	*	GFI Group, Inc	41
24,593		Goldman Sachs Group, Inc	3,700

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

1,134		Greenhill & Co, Inc	$69
1,300	*	IntercontinentalExchange, Inc	75
2,414		International Securities Exchange, Inc	92
2,790	*	Investment Technology Group, Inc	142
13,764		Janus Capital Group, Inc	246
7,640		Jefferies Group, Inc	226
6,754	*	Knight Capital Group, Inc	103
3,465	*	LaBranche & Co, Inc	42
8,221		Legg Mason, Inc	818
34,525		Lehman Brothers Holdings, Inc	2,249
1,518	*	MarketAxess Holdings, Inc	17
59,397		Merrill Lynch & Co, Inc	4,132
69,053		Morgan Stanley	4,365
913	*	Morningstar, Inc	38
6,078	*	Nasdaq Stock Market, Inc	182
5,100		Nuveen Investments, Inc	219
10,048	*	NYSE Group, Inc	688
1,419		optionsXpress Holdings, Inc	33
1,356	*	Piper Jaffray Cos	83
6,123		Raymond James Financial, Inc	185
870		Sanders Morris Harris Group, Inc	13
4,185		SEI Investments Co	204
766	*	Stifel Financial Corp	27
1,151		SWS Group, Inc	28
17,320		T Rowe Price Group, Inc	655
20,505		TD Ameritrade Holding Corp	304
436	*	Thomas Weisel Partners Group, Inc	8
98		Value Line, Inc	4
5,415		Waddell & Reed Financial, Inc (Class A)	111

		TOTAL SECURITY AND COMMODITY BROKERS	25,907

SOCIAL SERVICES - 0.01%
1,834	*	Bright Horizons Family Solutions, Inc	69
1,396	*	Capital Senior Living Corp	14
617	*	Providence Service Corp	17
1,211	*	Res-Care, Inc	24

		TOTAL SOCIAL SERVICES	124

SPECIAL TRADE CONTRACTORS - 0.05%
246		Alico, Inc	14
1,686		Chemed Corp	92
2,673		Comfort Systems USA, Inc	38
2,650	*	Dycom Industries, Inc	57
2,100	*	EMCOR Group, Inc	102
1,632	*	Insituform Technologies, Inc (Class A)	37
987	*	Integrated Electrical Services, Inc	17
685	*	Layne Christensen Co	20
7,172	*	Quanta Services, Inc	124

		TOTAL SPECIAL TRADE CONTRACTORS	501

STONE, CLAY, AND GLASS PRODUCTS - 0.09%
2,068		Apogee Enterprises, Inc	30
1,725	*	Cabot Microelectronics Corp	52
1,443		CARBO Ceramics, Inc	71
3,273		Eagle Materials, Inc	156
9,943		Gentex Corp	139
10,207	*	Owens-Illinois, Inc	171
2,151	*	US Concrete, Inc	24
2,500	b*	USG Corp	182

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	825

TEXTILE MILL PRODUCTS - 0.00% **
874		Oxford Industries, Inc	34

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

905		Xerium Technologies, Inc	$9

		TOTAL TEXTILE MILL PRODUCTS	43

TOBACCO PRODUCTS - 1.17%
134,624		Altria Group, Inc	9,885
5,637		Loews Corp (Carolina Group)	290
1,760		Universal Corp	65
10,412		UST, Inc	471
2,182		Vector Group Ltd	35

		TOTAL TOBACCO PRODUCTS	10,746

TRANSPORTATION BY AIR - 0.53%
3,864	*	ABX Air, Inc	23
677	*	Air Methods Corp	18
5,873	*	Airtran Holdings, Inc	87
2,436	*	Alaska Air Group, Inc	96
13,522	*	AMR Corp	344
1,291	*	Atlas Air Worldwide Holdings, Inc	63
1,574	*	Bristow Group, Inc	57
5,581	*	Continental Airlines, Inc (Class B)	166
2,194	*	EGL, Inc	110
2,603	*	ExpressJet Holdings, Inc	18
19,616		FedEx Corp	2,292
2,150	*	Frontier Airlines Holdings, Inc	16
11,166	*	JetBlue Airways Corp	136
2,151	*	Mesa Air Group, Inc	21
882	*	PHI, Inc	29
2,007	*	Republic Airways Holdings, Inc	34
4,035		Skywest, Inc	100
51,474		Southwest Airlines Co	843
6,333	*	UAL Corp	197
3,920	*	US Airways Group, Inc	198

		TOTAL TRANSPORTATION BY AIR	4,848

TRANSPORTATION EQUIPMENT - 2.62%
1,197		A.O. Smith Corp	55
2,061	*	AAR Corp	46
1,493	*	Accuride Corp	19
1,438	*	Aftermarket Technology Corp	36
3,187		American Axle & Manufacturing Holdings, Inc	55
569		American Railcar Industries, Inc	19
1,100		Arctic Cat, Inc	21
1,933	*	Armor Holdings, Inc	106
4,699		ArvinMeritor, Inc	81
5,446		Autoliv, Inc	308
2,199	*	Aviall, Inc	104
51,545		Boeing Co	4,222
6,184		Brunswick Corp	206
3,374		Clarcor, Inc	101
940	*	Comtech Group, Inc	10
3,359		Federal Signal Corp	51
3,728	*	Fleetwood Enterprises, Inc	28
114,980		Ford Motor Co	797
809		Freightcar America, Inc	45
3,656	*	GenCorp, Inc	59
26,022		General Dynamics Corp	1,703
29,964		General Motors Corp	893
516	*	GenTek, Inc	14
11,134		Genuine Parts Co	464
7,831		Goodrich Corp	316
869		Greenbrier Cos, Inc	28
1,580		Group 1 Automotive, Inc	89
17,350		Harley-Davidson, Inc	952
2,791		Harsco Corp	218
1,585		Heico Corp	45
1,418	*	IMPCO Technologies, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

11,933		ITT Industries, Inc	$591
6,874		JLG Industries, Inc	155
1,100	*	K&F Industries Holdings, Inc	20
1,612		Kaman Corp (Class A)	29
23,611		Lockheed Martin Corp	1,694
2,945		Martin Marietta Materials, Inc	268
598	*	Miller Industries, Inc	12
1,720		Monaco Coach Corp	22
3,775	*	Navistar International Corp	93
661		Noble International Ltd	9
22,156		Northrop Grumman Corp	1,419
3,572	*	Orbital Sciences Corp	58
4,741		Oshkosh Truck Corp	225
10,744		Paccar, Inc	885
9,182	*	Pactiv Corp	227
2,702		Polaris Industries, Inc	117
28,773		Raytheon Co	1,282
420	*	Sequa Corp (Class A)	34
1,631		Superior Industries International, Inc	30
2,719	*	Tenneco, Inc	71
8,223		Textron, Inc	758
2,382		Thor Industries, Inc	115
723	*	TransDigm Group, Inc	17
5,080		Trinity Industries, Inc	205
1,126	*	Triumph Group, Inc	54
2,648	*	TRW Automotive Holdings Corp	72
65,167		United Technologies Corp	4,133
9,045	*	Visteon Corp	65
2,193		Wabash National Corp	34
3,132		Westinghouse Air Brake Technologies Corp	117
2,242		Winnebago Industries, Inc	70

		TOTAL TRANSPORTATION EQUIPMENT	23,987

TRANSPORTATION SERVICES - 0.22%
1,330		Ambassadors Group, Inc	39
446		Ambassadors International, Inc	10
11,120		CH Robinson Worldwide, Inc	593
783	*	Dynamex, Inc	17
13,954		Expeditors International Washington, Inc	782
2,972		GATX Corp	126
2,568	*	HUB Group, Inc	63
4,499		Lear Corp	100
999	*	Navigant International, Inc	16
2,493		Pacer International, Inc	81
2,021	*	RailAmerica, Inc	21
8,602		Sabre Holdings Corp	189

		TOTAL TRANSPORTATION SERVICES	2,037

TRUCKING AND WAREHOUSING - 0.52%
1,500		Arkansas Best Corp	75
1,483	*	Celadon Group, Inc	33
3,334		Con-way, Inc	193
2,242		Forward Air Corp	91
4,289		Heartland Express, Inc	77
7,377		J.B. Hunt Transport Services, Inc	184
3,956		Landstar System, Inc	187
952	*	Marten Transport Ltd	21
1,717	*	Old Dominion Freight Line	64
421	*	P.A.M. Transportation Services, Inc	12
103	*	Patriot Transportation Holding, Inc	9
566	*	Quality Distribution, Inc	7
900	*	SCS Transportation, Inc	25
3,232	*	SIRVA, Inc	21
3,431	*	Swift Transportation Co, Inc	109
400	*	U.S. Xpress Enterprises, Inc (Class A)	11
41,244		United Parcel Service, Inc (Class B)	3,396

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

200	*	Universal Truckload Services, Inc	$7
341	*	USA Truck, Inc	6
3,416		Werner Enterprises, Inc	69
3,617	*	YRC Worldwide, Inc	152

		TOTAL TRUCKING AND WAREHOUSING	4,749

WATER TRANSPORTATION - 0.07%
2,950		Alexander & Baldwin, Inc	131
1,989	*	American Commercial Lines, Inc	120
1,244	*	Gulfmark Offshore, Inc	32
897		Horizon Lines, Inc	14
1,586	*	Hornbeck Offshore Services, Inc	56
3,407	*	Kirby Corp	135
583		Maritrans, Inc	15
1,898		Overseas Shipholding Group, Inc	112

		TOTAL WATER TRANSPORTATION	615

WHOLESALE TRADE-DURABLE GOODS - 2.83%
5,979		Adesa, Inc	133
2,158		Agilysys, Inc	39
3,106		Applied Industrial Technologies, Inc	75
7,511	*	Arrow Electronics, Inc	242
2,427		Barnes Group, Inc	48
2,807	*	Beacon Roofing Supply, Inc	62
691		BlueLinx Holdings, Inc	9
3,772		BorgWarner, Inc	246
1,739		Building Material Holding Corp	48
702		Castle (A.M.) & Co	23
1,444	*	Conceptus, Inc	20
7,674	*	Cytyc Corp	195
1,490	*	Digi International, Inc	19
1,195	*	Drew Industries, Inc	39
670,389		General Electric Co	22,096
2,198	*	Genesis Microchip, Inc	25
7,307		IKON Office Solutions, Inc	92
8,393	*	Ingram Micro, Inc (Class A)	152
3,362	*	Insight Enterprises, Inc	64
1,758	*	Interline Brands, Inc	41
1,077	*	Keystone Automotive Industries, Inc	45
3,799		Knight Transportation, Inc	77
300		Lawson Products, Inc	12
2,896	*	LKQ Corp	55
1,163	*	Merge Technologies, Inc	14
300	*	MWI Veterinary Supply, Inc	11
7,718		Omnicare, Inc	366
2,729		Owens & Minor, Inc	78
9,216	*	Patterson Cos, Inc	322
4,013		PEP Boys-Manny Moe & Jack	47
3,706		Pool Corp	162
4,604	*	PSS World Medical, Inc	81
2,069		Reliance Steel & Aluminum Co	172
1,661		Ryerson Tull, Inc	45
3,673	*	Tech Data Corp	141
3,517	*	Tyler Technologies, Inc	39
4,991		W.W. Grainger, Inc	375
3,102	*	WESCO International, Inc	214
744	*	West Marine, Inc	10

		TOTAL WHOLESALE TRADE-DURABLE GOODS	25,934

WHOLESALE TRADE-NONDURABLE GOODS - 0.78%
4,181		Airgas, Inc	156
2,860	*	Akorn, Inc	11
5,454		Alliance One International, Inc	24
2,982	*	Allscripts Healthcare Solutions, Inc	52
3,973		Brown-Forman Corp (Class B)	284
26,928		Cardinal Health, Inc	1,732

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)

1,813	*	Central European Distribution Corp	$46
638	*	Core-Mark Holding Co, Inc	23
8,770	*	Dean Foods Co	326
8,570	*	Endo Pharmaceuticals Holdings, Inc	283
284	*	Green Mountain Coffee Roasters, Inc	12
1,991	*	Hain Celestial Group, Inc	51
5,863	*	Henry Schein, Inc	274
500		Kenneth Cole Productions, Inc (Class A)	11
1,430		K-Swiss, Inc (Class A)	38
231	*	Maui Land & Pineapple Co, Inc	9
3,103		Men’s Wearhouse, Inc	94
1,570		Myers Industries, Inc	27
785		Nash Finch Co	17
12,312		Nike, Inc (Class B)	997
3,652		Nu Skin Enterprises, Inc (Class A)	54
1,009	*	Nuco2, Inc	24
2,653	*	Performance Food Group Co	81
652	*	Perry Ellis International, Inc	17
28,897		Safeway, Inc	751
1,539	*	School Specialty, Inc	49
900	*	Smart & Final, Inc	15
2,212	*	Source Interlink Cos, Inc	26
1,382		Spartan Stores, Inc	20
2,696		Stride Rite Corp	36
39,882		Sysco Corp	1,219
6,305	*	Terra Industries, Inc	40
896		The Andersons, Inc	37
2,309	*	Tractor Supply Co	128
2,582	*	United Natural Foods, Inc	85
1,930	*	United Stationers, Inc	95
423		Valhi, Inc	11
849	*	Volcom, Inc	27

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	7,182

		TOTAL COMMON STOCKS (Cost $678,504)	916,477

WARRANTS - 0.00% **
COMMUNICATIONS - 0.00% **
3	v*	RCN Corp Wts	—	^

		TOTAL COMMUNICATIONS	—	^

		TOTAL WARRANTS (Cost $0)	—	^

		TOTAL PORTFOLIO - 99.95% (Cost $678,524)	916,477
		OTHER ASSETS & LIABILITIES, NET - 0.05%	497

		NET ASSETS - 100.00%	$916,974

*	Non-income producing

**	Percentage represents less than 0.01%

^	Amount represents less than $1,000

b	In bankruptcy

v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s first fiscal half-year that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

12(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

12(b) Section 906 certification (EX-99.906CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: August 28, 2006	By:	/S/ HERBERT M. ALLISON, JR.
Herbert M. Allison, Jr. President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 28, 2006	By:	/S/ HERBERT M. ALLISON, JR.
Herbert M. Allison, Jr. President and Chief Executive Officer (principal executive officer)

Date: August 23, 2006	By:	/S/ GEORGANNE C. PROCTOR
Georganne C. Proctor Executive Vice President and Chief Financial Officer (principal financial officer)

EXHIBIT LIST

12(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

12(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

12(b) Section 906 certification (EX-99.906CERT)